                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0570

                                                       Expires:  Nov. 30, 2005

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                                                       hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                811-09797
                                  ----------------------------------------------

                             AIM Floating Rate Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------
Date of fiscal year end:          12/31
                        -----------------------

Date of reporting period:       06/30/05
                         ----------------------

Item 1. Reports to Stockholders.

                                                          AIM FLOATING RATE FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--

AIM FLOATING RATE FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, AND SECONDARILY, PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on total net assets.


PRINCIPAL RISKS OF INVESTING IN THE FUND     is compiled by Lehman Brothers, a global     values and returns reported in the
                                             investment bank.                             Financial Highlights.
o The Fund is nondiversified, which
increases risks as well as potential         o The unmanaged CSFB LEVERAGED LOAN INDEX    o Industry classifications used in this
rewards.                                     is an index of below-investment-grade        report are generally according to the
                                             loans designed to mirror the investable      Global Industry Classification Standard,
o The Fund is a continuously offered,        universe of the U.S. dollar-denominated      which was developed by and is the
closed-end fund. No market currently         leveraged loan market. The index is          exclusive property and a service mark of
exists for either share class and none is    compiled by Credit Suisse First Boston       Morgan Stanley Capital International Inc.
expected to develop. To provide              Corporation, a well-known global             and Standard & Poor's.
liquidity, the Fund makes quarterly          investment bank.
tender offers. Consider your liquidity                                                    The Fund provides a complete list of its
needs when investing in the Fund.            o The unmanaged LIPPER CLOSED END (CE)       holdings four times in each fiscal year,
Floating rate investments should not be      LOAN PARTICIPATION FUND INDEX represents     at the quarter-ends. For the second and
confused with money market funds, and the    an average of the 10 largest CE loan         fourth quarters, the lists appear in the
Fund will not maintain a stable net asset    participation funds tracked by Lipper,       Fund's semiannual and annual reports to
value. The Fund can invest all or            Inc., an independent mutual fund             shareholders. For the first and third
substantially all of its assets in senior    performance monitor.                         quarters, the Fund files the lists with
secured floating rate loans and senior                                                    the Securities and Exchange Commission
secured debt securities or other             o The Fund is not managed to track the       (SEC) on Form N-Q. The most recent list
securities rated below investment grade.     performance of any particular index,         of portfolio holdings is available at
These securities are generally considered    including the indexes defined here, and      AIMinvestments.com. From our home
to have speculative characteristics and      consequently, the performance of the Fund    page, click on Products & Performance,
are subject to greater risk of loss of       may deviate significantly from the           then Mutual Funds, then Fund Overview.
principal and interest than higher-rated     performance of the indexes.                  Select your Fund from the drop-down menu
securities.                                                                               and click on Complete Quarterly Holdings.
                                             o A direct investment cannot be made in      Shareholders can also look up the Fund's
o As of June 1, 2004, the Fund may borrow    an index. Unless otherwise indicated,        Forms N-Q on the SEC's Web site at
money to purchase additional investments     index results include reinvested             sec.gov. And copies of the Fund's Forms
(use leverage). The Fund may also borrow     dividends, and they do not reflect sales     N-Q may be reviewed and copied at the
money to finance repurchase offers, or       charges. Performance of an index of funds    SEC's Public Reference Room at 450 Fifth
for temporary or emergency purposes.         reflects fund expenses; performance of a     Street, N.W., Washington, D.C. 20549-0102.
Money raised through borrowings will be      market index does not.                       You can obtain information on the
subject to interest costs, which may or                                                   operation of the Public Reference
may not exceed the interest on any assets    OTHER INFORMATION                            Room, including information about
purchased. Borrowing money to finance                                                     duplicating fee charges, by calling
investments also creates the risk of         o The Fund's 30-day distribution rate is     1-202-942-8090 or 1-800-732-0330, or by
higher volatility of the net asset value     calculated by dividing the annualized sum    electronic request at the following
of the shares.                               of the previous 30 days' dividends           e-mail address: publicinfo@sec.gov. The
                                             declared by the offering price per share     SEC file numbers for the Fund are
ABOUT INDEXES USED IN THIS REPORT            on the last day of the period.               811-09797 and 333-72419.

o The unmanaged Standard & Poor's            o The returns shown in management's          A description of the policies and
Composite Index of 500 Stocks (the S&P       discussion of Fund performance are based     procedures that the Fund uses to
500--Registered Trademark-- Index) is an     on net asset values calculated for           determine how to vote proxies relating to
index of common stocks frequently used as    shareholder transactions. Generally          portfolio securities is available without
a general measure of U.S. stock market       accepted accounting principles require       charge, upon request, from our Client
performance.                                 adjustments to be made to the net assets     Services department at 800-959-4246 or on
                                             of the Fund at period end for financial      the AIM Web site, AIMinvestments.com. On
o The unmanaged Lehman U.S. Aggregate        reporting purposes, and as such, the net     the home page, scroll down and click on
Bond Index (the LEHMAN AGGREGATE INDEX)      asset values for shareholder transactions    AIM Funds Proxy Policy. The information
represents the U.S. investment-grade         and the returns based on those net asset     is also available on the Securities and
fixed-rate bond market (including            values may differ from the net asset         Exchange Commission's Web site, sec.gov.
government and corporate securities,
mortgage pass-through securities and                                                      Information regarding how the Fund voted
asset-backed securities),                                                                 proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the Securities and Exchange
                                                                                          Commission's Web site, sec.gov.

======================================================================================    =========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class B Shares                      XAFRX

======================================================================================    Class C Shares                      XFRCX

                                                                                          =========================================


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM FLOATING RATE FUND


                    DEAR FELLOW AIM SHAREHOLDER:

                    We would like to call your attention to two new elements in this report on your Fund. First, on page 2, is a letter from
      [GRAHAM       Bruce Crockett, the independent Chair of the Board of
       PHOTO]       Trustees of the AIM Funds. We first introduced you to Mr.
                    Crockett in the annual report on your Fund dated December 31 of last year. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair last
                    October.

                       Mr. Crockett has expressed an interest in keeping
ROBERT H. GRAHAM    shareholders informed of the work of the Board regularly via letters in the Fund reports. We certainly consider this a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr.
                    Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to
    [WILLIAMSON     manage the assets in your Fund. A discussion of the factors
       PHOTO]       the Board considered in reviewing the agreement is the
                    second new element in the report, and we encourage you to read it. It appears on pages 6 and 7.

                       Of course, this report also includes your Fund managers'
                    discussion of how they managed the Fund during the six-month reporting period. It was a rather muted six months in many
 MARK H. WILLIAMSON equity markets, with the strongest results coming from somewhat specialized segments rather than the broad markets. Domestically, for example, the energy sector vastly outperformed the S&P 500 Index. Overseas, developing markets produced much better results than developed markets. The discussion of how your Fund was managed during the period and the factors that affected its performance begins on page 3.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.


                    Sincerely,

                    /S/ ROBERT H. GRAHAM        /S/ MARK H. WILLIAMSON

                    Robert H. Graham            Mark H. Williamson
                    President & Vice Chair,     Chairman & President,
                      AIM Funds                   A I M Advisors, Inc.

                    August 10, 2005


                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS AND A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM FLOATING RATE FUND


                    DEAR FELLOW SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
     [CROCKETT      (AIM) that save shareholders approximately $20.8 million
       PHOTO]       annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than BRUCE L. CROCKETT two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."). The advisory agreement information about your Fund is also included in this semiannual report on pages 6 and 7. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investment Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 13 independent Board members. Further, our Investment Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,


                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds


                    August 10, 2005

AIM FLOATING RATE FUND


MANAGEMENT'S DISCUSSION                                                                      Our sell discipline is designed to
OF FUND PERFORMANCE                                                                       avoid loss of principal. Some conditions
                                                                                          that may cause us to reduce or sell a
======================================================================================    position include:

PERFORMANCE SUMMARY                          =========================================    o unfavorable industry trends, poor
                                                                                          performance or lack of access to capital
The Fund's performance lagged the Lehman     FUND VS. INDEXES                             that may cause the company to fail to
Aggregate Index because that index,                                                       meet its planned objectives
though representative of the                 TOTAL RETURNS,12/31/04-06/30/05, EXCLUDING
investment-grade bond market, has little     EARLY WITHDRAWAL CHARGES. IF EARLY           o earnings potential and/or price
correlation with the leveraged loan          WITHDRAWAL CHARGES WERE INCLUDED, RETURNS    potential improvement has been met or
market in which your Fund invests. The       WOULD BE LOWER.                              exceeded
Fund slightly lagged its style-specific
index because of the Fund's more             Class B Shares                      1.95%    o more attractive investment
conservative credit profile, as discussed                                                 opportunities
in the section "Market conditions and        Class C Shares                      1.82
your Fund. "A presentation of your Fund's                                                 MARKET CONDITIONS AND YOUR FUND
long-term performance appears on page 5.     Lehman Aggregate Index
                                             (Broad Market Index)                2.51     Over the six-month period, the leveraged
                                                                                          loan market was affected by rising
                                             CSFB Leveraged Loan Index                    interest rates, the credit environment
                                             (Style-specific Index)              2.47     and the increasing demand for loans.

                                             Lipper CE Loan Participation Fund               Unlike many investments, your Fund is
                                             Index (Peer Group Index)            2.03     not adversely affected by rising interest
                                                                                          rates. As its name suggests, the Fund
                                             SOURCE: LIPPER,INC.                          invests in loans that float above a base
                                                                                          rate. These loans usually float above the
                                             =========================================    London Interbank Offered Rate (LIBOR),
                                                                                          which is the rate of interest at which
======================================================================================    banks borrow funds from other banks.
                                                                                          Published daily, the three-month LIBOR
HOW WE INVEST                                o INDUSTRY POSITION AND DYNAMICS--company    began the period at 2.57%. The rate
                                             niche, size, vulnerabilities and             increased steadily in every month of the
We believe a carefully selected portfolio    suppliers, as well as industry challenges    period, and by June 30, 2005, it had
of senior secured loans, chosen from a       and potential                                risen to 3.52%.
broad source of issuers may provide a
steady stream of income with some capital    o ASSETS--their quality (valuation and          Because the interest rate on the loans
protection.                                  convertibility to cash) and divisibility     in which we invest is floating rather
                                                                                          than fixed, the portfolio's yield
   We construct the portfolio with a         o CASH FLOW--sales and earnings              generally increases as the LIBOR rises.
conservative approach, focusing on credit    breakdown, current and planned cash          For Class B shares, the Fund's yield, or
quality and low volatility. We choose        requirements and earnings predictability     30-day distribution rate at net asset
holdings based on our risk/return and                                                     value, increased from 3.91% to 4.66% over
relative value analysis, conducting an       o FINANCIAL FLEXIBILITY--access to           the period.
in-depth credit analysis on all available    additional capital
loans in both the primary (new issue) and
secondary (or trading) markets. We              We manage risk by holding daily credit                                  (continued)
examine each company's:                      reviews and a comprehensive monthly
                                             credit review of all holdings in the
o MANAGEMENT--experience, depth and track    portfolio to determine whether each
record                                       company has the ability to meets its
                                             objectives.

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                           TOP 10 ISSUERS*

By sector, based on total investments         1. Broadcasting & Cable TV         11.8%     1. Kerr-McGee Corp.                 1.7%

               [PIE CHART]                    2. Publishing                       6.5      2. Spectrum Brands, Inc.            1.6

Industrials                         16.9%     3. Wireless Telecommunication                3. Rockwood Specialties Inc.        1.5
                                                 Services                         4.8
Materials                           14.1%                                                  4. Graham Packaging Co., L.P.       1.4
                                              4. Leisure Facilities               4.7
Consumer Staples                     8.6%                                                  5. TRW Automotive, Inc.             1.4
                                              5. Health Care Facilities           4.6
Health Care                          7.2%                                                  6. Adelphia (Olympus Cable
                                              6. Specialty Chemicals              4.6         Holding) Communications Corp.    1.4
Telecommunication Services           7.0%
                                              7. Industrial Conglomerates         4.2      7. Charter Communications, Inc.     1.4
Information Technology               6.3%
                                              8. Casinos & Gaming                 4.1      8. Huntsman ICI Chemicals LLC       1.4
Three other sectors, each
representing less than 3% of                  9. Communications Equipment         3.7      9. Community Health Systems, Inc.   1.3
the portfolio                        5.4%
                                             10. Household Products               3.6     10. Qwest Corp.                      1.3
Money Market Funds                   1.7%
                                             TOTAL NET ASSETS            $214 MILLION
Consumer Discretionary              32.8%
                                             TOTAL NUMBER OF HOLDINGS*            307
The Fund's holdings are subject to
change, and there is no assurance that       =========================================    =========================================
the Fund's portfolio will continue to
include any particular holding.

*Excluding money market fund holdings.

=========================================

AIM FLOATING RATE FUND


   During the period, the leveraged loan     Fortunately, increases in LIBOR and          relatively stable share price, the value
market was affected by a strong credit       interest rates in general have helped        of Fund shares will fluctuate.
environment. This means that money was       counteract some of the effect of narrow
available, the cost of borrowing was not     spreads.                                     IN CLOSING
so great as to deter corporate borrowers,
and the health of the economy supported         Because the loan market is driven by      Thank you for investing in AIM Floating
repayment. The strong credit environment     businesses' specific needs, we are           Rate Fund. We view this Fund as an
resulted in exceptionally low default        limited to the loans that are available      alternative investment within an
rates in the U.S. leveraged loan market.     in the market at any given time. Also,       investor's portfolio, one which has
On June 30, 2005, the trailing 12-month      certain sectors and industries are more      little correlation to other types of
default rate for your Fund was 0.00%.        likely than others to use senior secured     investments. We believe that our
                                             loans. While we do have a sector strategy    portfolio of carefully selected senior
   In the first half of 2005, U.S.           overlay, our main emphasis is on             secured loans from a wide number of
leveraged loan issuance reached $276.4       fundamentals such as credit quality and      industries and issuers may provide a
billion, with second-quarter volume          relative valuation.                          competitive return with limited risk to
reaching an all-time high. Nevertheless,                                                  principal.
the demand for these loans as investment        During the period, the Fund was most
instruments continued to outstrip supply.    heavily invested in loans within the         THE VIEWS AND OPINIONS EXPRESSED IN
Reasons for increased demand included:       consumer discretionary, industrials and      MANAGEMENT'S DISCUSSION OF FUND
                                             materials sectors. Within the consumer       PERFORMANCE ARE THOSE OF A I M ADVISORS,
o the rising LIBOR rate attracted            discretionary sector--by far the largest     INC. THESE VIEWS AND OPINIONS ARE SUBJECT
investors                                    sector represented by the Fund's             TO CHANGE AT ANY TIME BASED ON FACTORS
                                             loans--the broadcasting and cable TV         SUCH AS MARKET AND ECONOMIC CONDITIONS.
o more investors than ever are using this    industry and the casinos and gaming          THESE VIEWS AND OPINIONS MAY NOT BE
asset class                                  industry were among the top ten              RELIED UPON AS INVESTMENT ADVICE OR
                                             industries held in the Fund at the end of    RECOMMENDATIONS, OR AS AN OFFER FOR A
o the domestic economy is healthy, as        the period. Broadcast and cable TV loans     PARTICULAR SECURITY. THE INFORMATION IS
evidenced by gross domestic product          represent a significant portion of our       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
growth of 3.8% in the first quarter and      market; avoiding these names would put       OF ANY MARKET, COUNTRY, INDUSTRY,
3.4% in the second quarter                   much of the market off limits. Also, the     SECURITY OR THE FUND. STATEMENTS OF FACT
                                             visibility of the earnings power within      ARE FROM SOURCES CONSIDERED RELIABLE, BUT
   During this reporting period, loan        this industry provides some added            A I M ADVISORS, INC. MAKES NO
demand not only resulted in high prices      assurance. Casinos are highly regulated,     REPRESENTATION OR WARRANTY AS TO THEIR
for loans but also in narrow spreads.        which provides more certainty to             COMPLETENESS OR ACCURACY. ALTHOUGH
Therefore, we stayed out of the secondary    projections and reports. Casinos also        HISTORICAL PERFORMANCE IS NO GUARANTEE OF
market for the most part and instead         have enormous cash flow, one of the key      FUTURE RESULTS, THESE INSIGHTS MAY HELP
participated in the primary market,          factors in determining whether a company     YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
helping fund the initial loans to            has the ability to repay loans.              PHILOSOPHY.
corporations. We avoided the secondary
market because increased demand continued       During 2004, we began to employ the             See important Fund and index
to drive loan prices higher, pushing         use of leverage as a strategy. We believe         disclosures inside front cover.
prices to as much as 1.5% above the loan     the use of leverage has contributed to
amount. This means that investors who        increased yield. The ability to use                         THOMAS EWALD, portfolio
participated in the secondary market paid    leverage has helped us manage cash flow          [EWALD     manager, became a
101.5% or more for loans that repay at       effectively and to retain ownership in           PHOTO]     portfolio manager of AIM
100%. Though borrowers also repay            existing loans while taking advantage of                    Floating Rate Fund in
interest, high prepayment rates are          opportunities to acquire new loans.                         February 2004. Mr. Ewald
making it less likely that investors will                                                 joined the Fund's advisor in 2000 as a
recoup the 1.5% premium in price. This          Throughout the period, we continued to    credit analyst and was promoted to
dynamic greatly reduces the profitability    manage the portfolio using our               portfolio manager of certain other funds
of these loans for purchasers. In            conservative approach, balancing credit      in 2001. Mr. Ewald earned an A.B. from
addition, because corporations know that     risk and yield. We managed your Fund to      Harvard College and an M.B.A. from the
their loans are commanding high prices in    reduce volatility, thereby preserving        Darden School of Business at the
the secondary market, they are coming        capital. The Fund's style-specific index     University of Virginia.
back to the market to refinance their        has a more aggressive credit profile,
loans at a lower spread above LIBOR.         which may provide a benefit in a market
                                             wherein investors bid up prices for          =========================================
   This refinancing trend has led to         lower-quality loans. However, we are
narrow spreads, or a reduction in the        averse to taking on additional risk.         REPURCHASE REMINDER
interest-rate spread over LIBOR, in the
overall loan market. Whereas leveraged          As a result of our focus on reducing      AIM Floating Rate Fund's remaining
loans typically float at 250 to 350 basis    volatility, the share price for Class B      quarterly repurchase offer dates for 2005
points (2.5% to 3.5%) above LIBOR,           shares stayed within a range of $8.97 and    are:
average spreads over the period ranged       $9.07, a fluctuation of approximately 1%.
between 1.87% and 2.72%, with certain        Keep in mind that although we seek to        FOURTH QUARTER:
loans falling well below the historical      maintain a                                   OCTOBER 28--NOVEMBER 18
range.
                                                                                          During repurchase periods, shareholders
                                                                                          may tender (redeem) their shares in AIM
                                                                                          Floating Rate Fund if they wish, but they
                                                                                          are under no obligation to do so.

                                                                                          =========================================

AIM FLOATING RATE FUND


YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for periods ended June 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.


=========================================

AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT           CLASS B SHARE PERFORMANCE REFLECTS THE
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM APPLICABLE EARLY WITHDRAWAL
As of 6/30/05, including applicable early    COMPARABLE FUTURE RESULTS; CURRENT           CHARGE, WHICH DECLINES FROM 3% BEGINNING
withdrawal charges.                          PERFORMANCE MAY BE LOWER OR HIGHER.          AT THE TIME OF PURCHASE TO 0% AT THE
                                             PLEASE VISIT AIMINVESTMENTS.COM FOR THE      BEGINNING OF THE FIFTH YEAR. CLASS C
CLASS B SHARES                               MOST RECENT MONTH-END PERFORMANCE.           SHARE PERFORMANCE REFLECTS A 1% EARLY
Inception (5/1/97)                  4.59%    PERFORMANCE FIGURES REFLECT FUND             WITHDRAWAL CHARGE, IF APPLICABLE.
 5 Years                            3.71     EXPENSES, THE REINVESTMENT OF
 1 Year                             2.39     DISTRIBUTIONS AND CHANGES IN NET ASSET          THE PERFORMANCE OF THE FUND'S SHARE
                                             VALUE. INVESTMENT RETURN AND PRINCIPAL       CLASSES WILL DIFFER DUE TO DIFFERENT
CLASS C SHARES                               VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    SALES CHARGE STRUCTURES AND CLASS
Inception (3/31/00)                 3.50%    A GAIN OR LOSS WHEN YOU SELL SHARES.         EXPENSES.
 5 Years                            3.39
 1 Year                             4.13                                                     FOR CLASS C SHARES, HAD THE ADVISOR
                                                                                          NOT WAIVED FEES AND/OR REIMBURSED
=========================================                                                 EXPENSES, RETURNS WOULD HAVE BEEN LOWER.

AIM FLOATING RATE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees (the "Board") of       fixed income trading operations. Based on    limit expenses of the Fund in an amount
AIM Floating Rate Fund oversees the          the review of these and other factors,       necessary to limit total annual operating
management of AIM Floating Rate Fund (the    the Board concluded that the quality of      expenses to a specified percentage of
"Fund") and, as required by law,             services to be provided by AIM was           average daily net assets for each class
determines annually whether to approve       appropriate and that AIM currently is        of the Fund. The Board considered the
the continuance of the Fund's advisory       providing satisfactory services in           voluntary nature of this fee
agreement with A I M Advisors, Inc.          accordance with the terms of the Advisory    waiver/expense limitation and noted that
("AIM"). Based upon the recommendation of    Agreement.                                   it can be terminated at any time by AIM
the Investments Committee of the Board,                                                   without further notice to investors. The
which is comprised solely of independent     o The performance of the Fund relative to    Board considered the effect this fee
trustees, at a meeting held on June 30,      comparable funds. The Board reviewed the     waiver/expense limitation would have on
2005, the Board, including all of the        performance of the Fund during the past      the Fund's estimated expenses and
independent trustees, approved the           one, three and five calendar years           concluded that the levels of fee
continuance of the advisory agreement        against the performance of funds advised     waivers/expense limitations for the Fund
(the "Advisory Agreement") between the       by other advisors with investment            were fair and reasonable.
Fund and AIM for another year, effective     strategies comparable to those of the
July 1, 2005.                                Fund. The Board noted that the Fund's        o Breakpoints and economies of scale. The
                                             performance in such periods was below the    Board reviewed the structure of the
   The Board considered the factors          median performance of such comparable        Fund's advisory fee under the Advisory
discussed below in evaluating the            funds. The Board noted that AIM has          Agreement, noting that it does not
fairness and reasonableness of the           recently made changes to the Fund's          include any breakpoints. The Board
Advisory Agreement at the meeting on June    portfolio management team, which appear      considered whether it would be
30, 2005 and as part of the Board's          to be producing encouraging early results    appropriate to add advisory fee
ongoing oversight of the Fund. In their      but need more time to be evaluated before    breakpoints for the Fund or whether, due
deliberations, the Board and the             a conclusion can be made that the changes    to the nature of the Fund and the
independent trustees did not identify any    have addressed the Fund's                    advisory fee structures of comparable
particular factor that was controlling,      under-performance. Based on this review,     funds, it was reasonable to structure the
and each trustee attributed different        the Board concluded that no changes          advisory fee without breakpoints. Based
weights to the various factors.              should be made to the Fund and that it       on this review, the Board concluded that
                                             was not necessary to change the Fund's       it was not necessary to add advisory fee
   One of the responsibilities of the        portfolio management team at this time.      breakpoints to the Fund's advisory fee
independent Senior Officer of the Fund,                                                   schedule. The Board reviewed the level of
who is independent of AIM and AIM's          o The performance of the Fund relative to    the Fund's advisory fees, and noted that
affiliates, is to manage the process by      indices. The Board reviewed the              such fees, as a percentage of the Fund's
which the Fund's proposed management fees    performance of the Fund during the past      net assets, would remain constant under
are negotiated to ensure that they are       one, three and five calendar years           the Advisory Agreement because the
negotiated in a manner which is at arm's     against the performance of the Lipper        Advisory Agreement does not include any
length and reasonable. To that end, the      Closed End Loan Participation Index. The     breakpoints. The Board concluded that the
Senior Officer must either supervise a       Board noted that the Fund's performance      Fund's fee levels under the Advisory
competitive bidding process or prepare an    in such periods was comparable to the        Agreement therefore would not reflect
independent written evaluation. The          performance of such Index. The Board         economies of scale.
Senior Officer has recommended an            noted that AIM has recently made changes
independent written evaluation in lieu of    to the Fund's portfolio management team,     o Investments in affiliated money market
a competitive bidding process and, upon      which appear to be producing encouraging     funds. The Board also took into account
the direction of the Board, has prepared     early results but need more time to be       the fact that uninvested cash and cash
such an independent written evaluation.      evaluated before a conclusion can be made    collateral from securities lending
Such written evaluation also considered      that the changes have addressed the          arrangements (collectively, "cash
certain of the factors discussed below.      Fund's under-performance. Based on this      balances") of the Fund may be invested in
In addition, as discussed below, the         review, the Board concluded that no          money market funds advised by AIM
Senior Officer made certain                  changes should be made to the Fund and       pursuant to the terms of an SEC exemptive
recommendations to the Board in              that it was not necessary to change the      order. The Board found that the Fund may
connection with such written evaluation.     Fund's portfolio management team at this     realize certain benefits upon investing
                                             time.                                        cash balances in AIM advised money market
   The discussion below serves as a                                                       funds, including a higher net return,
summary of the Senior Officer's              o Meeting with the Fund's portfolio          increased liquidity, increased
independent written evaluation and           managers and investment personnel. With      diversification or decreased transaction
recommendations to the Board in              respect to the Fund, the Board is meeting    costs. The Board also found that the Fund
connection therewith, as well as a           periodically with such Fund's portfolio      will not receive reduced services if it
discussion of the material factors and       managers and/or other investment             invests its cash balances in such money
the conclusions with respect thereto that    personnel and believes that such             market funds. The Board noted that, to
formed the basis for the Board's approval    individuals are competent and able to        the extent the Fund invests in affiliated
of the Advisory Agreement. After             continue to carry out their                  money market funds, AIM has voluntarily
consideration of all of the factors below    responsibilities under the Advisory          agreed to waive a portion of the advisory
and based on its informed business           Agreement.                                   fees it receives from the Fund
judgment, the Board determined that the                                                   attributable to such investment. The
Advisory Agreement is in the best            o Overall performance of AIM. The Board      Board further determined that the
interests of the Fund and its                considered the overall performance of AIM    proposed securities lending program and
shareholders and that the compensation to    in providing investment advisory and         related procedures with respect to the
AIM under the Advisory Agreement is fair     portfolio administrative services to the     lending Fund is in the best interests of
and reasonable and would have been           Fund and concluded that such performance     the lending Fund and its respective
obtained through arm's length                was satisfactory.                            shareholders. The Board therefore
negotiations.                                                                             concluded that the investment of cash
                                             o Fees relative to those of clients of       collateral received in connection with
o The nature and extent of the advisory      AIM with comparable investment               the securities lending program in the
services to be provided by AIM. The Board    strategies. The Board noted that AIM does    money market funds according to the
reviewed the services to be provided by      not serve as an advisor to other mutual      procedures is in the best interests of
AIM under the Advisory Agreement. Based      funds or other clients with investment       the lending Fund and its respective
on such review, the Board concluded that     strategies comparable to those of the        shareholders.
the range of services to be provided by      Fund.
AIM under the Advisory Agreement was                                                      o Independent written evaluation and
appropriate and that AIM currently is        o Fees relative to those of comparable       recommendations of the Fund's Senior
providing services in accordance with the    funds with other advisors. The Board         Officer. The Board noted that, upon their
terms of the Advisory Agreement.             reviewed the advisory fee rate for the       direction, the Senior Officer of the Fund
                                             Fund under the Advisory Agreement. The       had prepared an independent written
o The quality of services to be provided     Board compared effective contractual         evaluation in order to assist the Board
by AIM. The Board reviewed the               advisory fee rates at a common asset         in determining the reasonableness of the
credentials and experience of the            level and noted that the Fund's rate was     proposed management fees of the AIM
officers and employees of AIM who will       below the median rate of the funds           Funds, including the Fund. The Board
provide investment advisory services to      advised by other advisors with investment    noted that the Senior Officer's written
the Fund. In reviewing the qualifications    strategies comparable to those of the        evaluation had been relied upon by the
of AIM to provide investment advisory        Fund that the Board reviewed. The Board      Board in this regard in lieu of a
services, the Board reviewed the             noted that AIM has agreed to limit the       competitive bidding process. In
qualifications of AIM's investment           Fund's total annual operating expenses,      determining whether to continue the
personnel and considered such issues as      as discussed below. Based on this review,    Advisory Agreement for the Fund, the
AIM's portfolio and product review           the Board concluded that the advisory fee    Board considered the Senior Officer's
process, various back office support         rate for the Fund under the Advisory         written evaluation and the recommendation
functions provided by AIM and AIM's          Agreement was fair and reasonable.           made by the Senior Officer to the Board
equity and
                                             o Expense limitations and fee waivers.
                                             The Board noted that AIM has voluntarily
                                             agreed to waive fees and/or                                                (continued)

AIM FLOATING RATE FUND


that the Board consider implementing a       accordance with certain governance           can be made that the changes have
process to assist them in more closely       policies and practices. The Board            addressed the Fund's under-performance.
monitoring the performance of the AIM        concluded that these actions indicated a     Based on this review, the Board concluded
Funds. The Board concluded that it would     good faith effort on the part of AIM to      that no changes should be made to the
be advisable to implement such a process     adhere to the highest ethical standards,     Fund and that it was not necessary to
as soon as reasonably practicable.           and determined that the current              change the Fund's portfolio management
                                             regulatory and litigation environment to     team at this time.
o Profitability of AIM and its               which AIM is subject should not prevent
affiliates. The Board reviewed               the Board from continuing the Advisory       o The performance of the Fund relative to
information concerning the profitability     Agreement for the Fund.                      indices. The Board reviewed the
of AIM's (and its affiliates') investment                                                 performance of the Fund during the past
advisory and other activities and its        APPROVAL OF SUB-ADVISORY AGREEMENT           one, three and five calendar years
financial condition. The Board considered                                                 against the performance of the Lipper
the overall profitability of AIM, as well    The Board oversees the management of the     Closed-End Loan Participation Index. The
as the profitability of AIM in connection    Fund and, as required by law, determines     Board noted that the Fund's performance
with managing the Fund. The Board noted      annually whether to approve the              in such periods was comparable to the
that AIM's operations remain profitable,     continuance of the Fund's sub-advisory       performance of such Index. The Board
although increased expenses in recent        agreement. Based upon the recommendation     noted that AIM has recently made changes
years have reduced AIM's profitability.      of the Investments Committee of the          to the Fund's portfolio management team,
Based on the review of the profitability     Board, which is comprised solely of          which appear to be producing encouraging
of AIM's and its affiliates' investment      independent trustees, at a meeting held      early results but need more time to be
advisory and other activities and its        on June 30, 2005, the Board, including       evaluated before a conclusion can be made
financial condition, the Board concluded     all of the independent trustees, approved    that the changes have addressed the
that the compensation to be paid by the      the continuance of the sub-advisory          Fund's under-performance. Based on this
Fund to AIM under its Advisory Agreement     agreement (the "Sub-Advisory Agreement")     review, the Board concluded that no
was not excessive.                           between INVESCO Senior Secured               changes should be made to the Fund and
                                             Management, Inc. (the "Sub-Advisor") and     that it was not necessary to change the
o Benefits of soft dollars to AIM. The       AIM with respect to the Fund for another     Fund's portfolio management team at this
Board considered the benefits realized by    year, effective July 1, 2005.                time.
AIM as a result of brokerage transactions
executed through "soft dollar"                  The Board considered the factors          o Meetings with the Fund's portfolio
arrangements. Under these arrangements,      discussed below in evaluating the            managers and investment personnel. The
brokerage commissions paid by the Fund       fairness and reasonableness of the           Board is meeting periodically with the
and/or other funds advised by AIM are        Sub-Advisory Agreement at the meeting on     Fund's portfolio managers and/or other
used to pay for research and execution       June 30, 2005 and as part of the Board's     investment personnel and believes that
services. This research is used by AIM in    ongoing oversight of the Fund. In their      such individuals are competent and able
making investment decisions for the Fund.    deliberations, the Board and the             to continue to carry out their
The Board concluded that such                independent trustees did not identify any    responsibilities under the Sub-Advisory
arrangements were appropriate.               particular factor that was controlling,      Agreement.
                                             and each trustee attributed different
o AIM's financial soundness in light of      weights to the various factors.              o Overall performance of the Sub-Advisor.
the Fund's needs. The Board considered                                                    The Board considered the overall
whether AIM is financially sound and has        The discussion below serves as a          performance of the Sub-Advisor in
the resources necessary to perform its       discussion of the material factors and       providing investment advisory services to
obligations under the Advisory Agreement,    the conclusions with respect thereto that    the Fund and concluded that such
and concluded that AIM has the financial     formed the basis for the Board's approval    performance was satisfactory.
resources necessary to fulfill its           of the Sub-Advisory Agreement. After
obligations under the Advisory Agreement.    consideration of all of the factors below    o Advisory fees, expense limitations and
                                             and based on its informed business           fee waivers, and breakpoints and
o Historical relationship between the        judgment, the Board determined that the      economies of scale. In reviewing these
Fund and AIM. In determining whether to      Sub-Advisory Agreement is in the best        factors, the Board considered only the
continue the Advisory Agreement for the      interests of the Fund and its                advisory fees charged to the Fund by AIM
Fund, the Board also considered the prior    shareholders.                                and did not consider the sub-advisory
relationship between AIM and the Fund, as                                                 fees paid by the Sub-Advisor to the
well as the Board's knowledge of AIM's       o The nature and extent of the advisory      Sub-Sub-Advisor. The Board believes that
operations, and concluded that it was        services to be provided by the               this approach is appropriate because the
beneficial to maintain the current           Sub-Advisor. The Board reviewed the          Sub-Sub-advisory fees have no effect on
relationship, in part, because of such       services to be provided by the               the Fund or its shareholders, as they are
knowledge. The Board also reviewed the       Sub-Advisor under the Sub-Advisory           paid by the Sub-Advisor rather than the
general nature of the non-investment         Agreement. Based on such review, the         Fund. Furthermore, AIM, the Sub-Advisor
advisory services currently performed by     Board concluded that the range of            and the Sub-Sub-Advisor are affiliates
AIM and its affiliates, such as              services to be provided by the               and the Board believes that the
administrative, transfer agency and          Sub-Advisor under the Sub-Advisory           allocation of fees between them is a
distribution services, and the fees          Agreement was appropriate and that the       business matter, provided that the
received by AIM and its affiliates for       Sub-Advisor currently is providing           advisory fees charged to the Fund are
performing such services. In addition to     services in accordance with the terms of     fair and reasonable.
reviewing such services, the trustees        the Sub-Advisory Agreement.
also considered the organizational                                                        o Profitability of AIM and its
structure employed by AIM and its            o The quality of services to be provided     affiliates. The Board reviewed
affiliates to provide those services.        by the Sub-Advisor. The Board reviewed       information concerning the profitability
Based on the review of these and other       the credentials and experience of the        of AIM's (and its affiliates') investment
factors, the Board concluded that AIM and    officers and employees of the Sub-Advisor    advisory and other activities and its
its affiliates were qualified to continue    who will provide investment advisory         financial condition. The Board considered
to provide non-investment advisory           services to the Fund. Based on the review    the overall profitability of AIM, as well
services to the Fund, including              of these and other factors, the Board        as the profitability of AIM in connection
administrative, transfer agency and          concluded that the quality of services to    with managing the Fund. The Board noted
distribution services, and that AIM and      be provided by the Sub-Advisor was           that AIM's operations remain profitable,
its affiliates currently are providing       appropriate, and that the Sub-Advisor        although increased expenses in recent
satisfactory non-investment advisory         currently is providing satisfactory          years have reduced AIM's profitability.
services.                                    services in accordance with the terms of     Based on the review of the profitability
                                             the Sub-Advisory Agreement.                  of AIM's and its affiliates' investment
o Other factors and current trends. In                                                    advisory and other activities and its
determining whether to continue the          o The performance of the Fund relative to    financial condition, the Board concluded
Advisory Agreement for the Fund, the         comparable funds. The Board reviewed the     that the compensation to be paid by the
Board considered the fact that AIM, along    performance of the Fund during the past      Fund to AIM under its Advisory Agreement
with others in the mutual fund industry,     one, three and five calendar years           was not excessive.
is subject to regulatory inquiries and       against the performance of funds advised
litigation related to a wide range of        by other advisors with investment            o The Sub-Advisor's financial soundness
issues. The Board also considered the        strategies comparable to those of the        in light of the Fund's needs. The Board
governance and compliance reforms being      Fund. The Board noted that the Fund's        considered whether the Sub-Advisor is
undertaken by AIM and its affiliates,        performance in such periods was below the    financially sound and has the resources
including maintaining an internal            median performance of such comparable        necessary to perform its obligations
controls committee and retaining an          funds. The Board noted that AIM has          under the Sub-Advisory Agreement, and
independent compliance consultant, and       recently made changes to the Fund's          concluded that the Sub-Advisor has the
the fact that AIM has undertaken to cause    portfolio management team, which appear      financial resources necessary to fulfill
the Fund to operate in                       to be producing encouraging early results    its obligations under the Sub-Advisory
                                             but need more time to be evaluated before    Agreement.
                                             a conclusion

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE INTERESTS-109.55%(B)(C)

ADVERTISING-0.56%

Adams Outdoor Advertising
  Term Loan due 10/18/12(d)                      B1        $  198,734   $    201,053
------------------------------------------------------------------------------------
Lamar Advertising Co.
  Term Loan D due 06/30/10(d)                   Ba2           995,000      1,004,452
====================================================================================
                                                                           1,205,505
====================================================================================

AEROSPACE & DEFENSE-3.14%

Alion Science & Technology
  Term Loan B due 08/02/09(d)                    B1           881,471        881,471
------------------------------------------------------------------------------------
Anteon International Corp.
  Term Loan B due 12/31/10(d)                   Ba2           940,729        949,744
------------------------------------------------------------------------------------
ARINC Inc.
  Term Loan B due 03/10/11(d)                   Ba3           246,875        249,961
------------------------------------------------------------------------------------
CACI International Inc.
  Term Loan B due 05/03/11(d)                   Ba2           250,541        252,733
------------------------------------------------------------------------------------
Ceradyne Inc.
  Term Loan due 08/18/11(d)                     Ba3           714,600        722,639
------------------------------------------------------------------------------------
DRS Technologies, Inc.
  Term Loan due 11/04/10(d)                     Ba3           432,057        435,568
------------------------------------------------------------------------------------
Hexcel Corp.
  Term Loan B due 03/01/12(d)                    B2           822,222        828,389
------------------------------------------------------------------------------------
K&F Industries, Inc.
  Term Loan due 11/18/12(d)                      B2           728,735        736,802
------------------------------------------------------------------------------------
SI International, Inc.
  Term Loan B due 02/09/11(d)                    B1           110,492        112,011
------------------------------------------------------------------------------------
Titan Corp. (The)
  Term Loan B due 06/30/09(d)                   Ba3         1,219,539      1,226,145
------------------------------------------------------------------------------------
TransDigm, Inc.
  Term Loan C due 07/22/10(d)                    B1           315,309        318,264
====================================================================================
                                                                           6,713,727
====================================================================================

AIR FREIGHT & LOGISTICS-0.06%

Gemini Air Cargo, Inc.
  Term Loan A due 12/31/11(d)                    --           376,797        124,343
====================================================================================

ALTERNATIVE CARRIERS-0.38%

WilTel Communications, LLC
  First Lien Term Loan due 06/30/10(d)           B2           810,140        811,827
====================================================================================

APPAREL RETAIL-0.16%

William Carter Co. (The)
  Term Loan C due 08/15/08(d)                   Ba3           339,030        342,703
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


APPAREL, ACCESSORIES & LUXURY GOODS-0.78%

American Achievement Corp.
  Term Loan B due 03/25/11(d)                    B1        $  143,608   $    144,147
------------------------------------------------------------------------------------
Jostens, Inc.
  Term Loan B due 12/21/11(d)                    B1         1,515,140      1,535,341
====================================================================================
                                                                           1,679,488
====================================================================================

AUTO PARTS & EQUIPMENT-3.44%

Accuride Corp.
  Term Loan B due 01/31/12(d)                    B2           441,391        441,833
------------------------------------------------------------------------------------
Federal-Mogul Corp.
  Revolving Term Loan due 11/30/05(d)(e)        Caa1        1,400,017      1,244,849
------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) Second Lien
  Term Loan due 04/30/10(d)                      B2           400,000        399,143
------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.
  Term Loan B due 06/03/09(d)                    B1           674,228        678,442
------------------------------------------------------------------------------------
Key Automotive Group
  Term Loan B due 06/29/10(d)                    B1           835,146        828,882
------------------------------------------------------------------------------------
Keystone Automotive Operations Inc.
  Term Loan B due 10/30/09(d)                    B1           249,130        250,376
------------------------------------------------------------------------------------
Mark IV Industries (Dayco Products, Inc.)
  Term Loan B due 06/23/11(d)                    B1         1,089,000      1,093,425
------------------------------------------------------------------------------------
MetoKote Corp.
  Term Loan due 11/27/11(d)                      B2           350,522        350,522
------------------------------------------------------------------------------------
RJ Tower Corp.
  Term Loan due 02/02/07(d)                     Ba3           500,000        502,500
------------------------------------------------------------------------------------
Tenneco Automotive Inc.
  Term Loan B due 12/12/10(d)                    B1           632,212        639,588
------------------------------------------------------------------------------------
  Term Loan B1 due 12/12/10(d)                   B1           275,259        278,471
------------------------------------------------------------------------------------
United Components Inc.
  Term Loan C due 06/30/10(d)                    B1           636,533        644,490
====================================================================================
                                                                           7,352,521
====================================================================================

AUTOMOBILE MANUFACTURERS-1.40%

TRW Automotive, Inc.
  Term Loan B due 06/30/12(d)                   Ba2           995,000        996,954
------------------------------------------------------------------------------------
  Term Loan E due 10/31/10(d)                   Ba2         1,990,000      1,992,487
====================================================================================
                                                                           2,989,441
====================================================================================

BROADCASTING & CABLE TV-10.39%

Adelphia (Olympus Cable Holding)
  Communications Corp.
  Term Loan B due 09/30/10(d)                    B2         3,000,000      2,961,963
------------------------------------------------------------------------------------
Adelphia Communications Corp.
  Term Loan B due 03/31/06(d)                   Ba2         1,000,000        998,638
------------------------------------------------------------------------------------
Alliance Atlantis Communications Inc.
  Term Loan B due 12/20/11(d)                   Ba2           498,750        504,049
------------------------------------------------------------------------------------


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Atlantic Broadband LLC
  Term Loan B1 due 09/01/11(d)                   B2        $1,000,000   $  1,005,000
------------------------------------------------------------------------------------
Bragg Communications Inc. (Canada)
  Term Loan B due 08/31/11(d)                    B1           992,500      1,002,425
------------------------------------------------------------------------------------
Cebridge Connections Inc.
  First Lien Term Loan due 02/23/09(d)          Caa1          345,625        345,409
------------------------------------------------------------------------------------
Charter Communications, Inc.
  Term Loan B due 04/07/11(d)                    B2         2,970,000      2,948,785
------------------------------------------------------------------------------------
DIRECTV Holdings LLC
  Term Loan B due 04/13/13(d)                   Ba1         1,533,333      1,537,806
------------------------------------------------------------------------------------
Emmis Communications Corp.
  Term Loan B due 11/10/11(d)                   Ba2         1,243,750      1,252,732
------------------------------------------------------------------------------------
Entravision Communications Co.
  Term Loan B due 02/24/12(d)                    B1           500,000        502,708
------------------------------------------------------------------------------------
Insight Communications Co., Inc.
  Term Loan B due 12/31/09(d)                   Ba3         1,970,000      1,988,222
------------------------------------------------------------------------------------
MCC Iowa LLC
  Term Loan C due 02/01/14(d)                   Ba3           997,500      1,003,318
------------------------------------------------------------------------------------
Pan Am Sat Corp.
  Term Loan B1 due 08/20/11(d)                  Ba3         2,386,381      2,421,382
------------------------------------------------------------------------------------
Persona Communications LLC
  Term Loan B due 08/01/11(d)                    B2           495,000        499,022
------------------------------------------------------------------------------------
RCN Corp.
  First Lien Term Loan due 12/21/11(d)           B3           995,000        996,221
------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc. First Lien
  Term Loan due 06/10/12(d)                      B1           498,750        503,114
------------------------------------------------------------------------------------
Susquehanna Media Co.
  Term Loan B due 03/31/12(d)                   Ba2           498,750        503,737
------------------------------------------------------------------------------------
WideOpenWest Illinois Inc.
  Add Term B due 06/22/11(d)                     B2           765,052        768,877
------------------------------------------------------------------------------------
  Term Loan B due 06/22/11(d)                    B2           486,443        488,875
====================================================================================
                                                                          22,232,283
====================================================================================



BUILDING PRODUCTS-1.20%


Custom Building Products Inc. Second Lien
  Term Loan due 04/29/12(d)                      B3            40,000         39,600
------------------------------------------------------------------------------------
  Term Loan due 10/29/11(d)                      B1           109,725        110,136
------------------------------------------------------------------------------------
Nortek Holdings, Inc.
  Term Loan B due 08/27/11(d)                    B2           744,375        747,632
------------------------------------------------------------------------------------
Premdor Inc.
  Canada Term Loan due 04/05/13(d)               B2           665,866        664,386
------------------------------------------------------------------------------------
  U.S. Term Loan due 04/05/13(d)                 B2           667,000        665,518
------------------------------------------------------------------------------------
United Subcontractors, Inc.
  First Lien Term Loan due 04/21/11(d)           B1           264,666        264,666
------------------------------------------------------------------------------------
  Second Lien Term Loan due 10/21/11(d)          B1            66,667         68,000
====================================================================================
                                                                           2,559,938
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



CASINOS & GAMING-4.05%


Alliance Gaming Corp.
  Term Loan due 09/04/09(d)                     Ba3        $  362,991   $    362,651
------------------------------------------------------------------------------------
Boyd Gaming Corp.
  Term Loan due 06/30/11(d)                     Ba2         1,237,500      1,242,759
------------------------------------------------------------------------------------
Global Cash Access, LLC
  Term Loan B due 03/10/10(d)                    B2           241,112        244,126
------------------------------------------------------------------------------------
Green Valley Ranch Resort
  Term Loan due 12/17/11(d)                      B2           229,109        231,686
------------------------------------------------------------------------------------
Herbst Gaming, Inc.
  Term Loan B due 01/31/11(d)                    B1           119,700        121,047
------------------------------------------------------------------------------------
Isle of Capri Black Hawk, LLC
  Term Loan C due 12/31/07(d)                    B1           996,826      1,006,171
------------------------------------------------------------------------------------
Isle of Capri Casino, Inc.
  Delayed Loan due 02/04/11(d)(e)               Ba2           500,000        502,187
------------------------------------------------------------------------------------
  Term Loan due 02/04/11(d)                     Ba2           995,000      1,003,706
------------------------------------------------------------------------------------
Las Vegas Sands, Inc. (Venetian Casino
  Resort, LLC)
  Delayed Loan due 06/15/11(d)(e)                B1           341,880        344,017
------------------------------------------------------------------------------------
  Term Loan B due 06/15/11(d)                    B1         1,658,120      1,673,220
------------------------------------------------------------------------------------
Marina District Development Co. LLC
  Term Loan B due 10/20/11(d)                    B1           782,051        785,635
------------------------------------------------------------------------------------
Resorts International Unlimited Second Lien
  Term Loan due 04/26/13(d)                      B3           150,000        150,187
------------------------------------------------------------------------------------
  Term Loan B due 04/26/12(d)                    B2           989,646      1,001,521
====================================================================================
                                                                           8,668,913
====================================================================================


COMMODITY CHEMICALS-2.78%


Brenntag A.G. (Germany)
  Term Loan B2 due 02/27/12(d)                   B1           670,000        676,979
------------------------------------------------------------------------------------
Huntsman Corp.
  Term Loan B due 03/31/10(d)                    B1         1,962,448      1,967,968
------------------------------------------------------------------------------------
INVISTA
  Term Loan B1 due 04/29/11(d)                  Ba3           662,360        671,468
------------------------------------------------------------------------------------
  Term Loan B2 due 04/29/11(d)                  Ba3           287,376        291,327
------------------------------------------------------------------------------------
Lyondel Petrochemical
  Credit Linked Notes due 10/15/09(f)            B1         2,200,000      2,183,267
------------------------------------------------------------------------------------
Wellman, Inc.
  First Lien Loan due 02/10/09(d)                B1           150,000        152,875
====================================================================================
                                                                           5,943,884
====================================================================================


COMMUNICATIONS EQUIPMENT-2.63%


AAT Communications
  Term Loan B due 01/16/12(d)                    B1         1,794,604      1,810,307
------------------------------------------------------------------------------------
American Tower Corp.
  Term Loan C due 08/31/11(d)                   Ba3           789,578        795,829
------------------------------------------------------------------------------------
GCI Holdings, Inc.
  Term Loan due 10/31/07(d)                     Ba2           417,470        419,818
------------------------------------------------------------------------------------


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

NTELOS, Inc.
  First Lien Term Loan due 08/24/11(d)           B2        $  398,000   $    396,508
------------------------------------------------------------------------------------
  Second Lien Term Loan due 02/24/12(d)          B3           214,286        210,536
------------------------------------------------------------------------------------
Qwest Corp.
  Term Loan A due 06/30/07(d)                   Ba3           422,222        434,691
------------------------------------------------------------------------------------
SpectraSite Communications, Inc.
  Term Loan B due 05/19/12(d)                   Ba3         1,555,032      1,558,596
====================================================================================
                                                                           5,626,285
====================================================================================



COMPUTER HARDWARE-0.92%


Seagate Technology Inc.
  Term Loan B due 05/13/07(d)                   Ba1         1,940,000      1,961,016
====================================================================================



CONSTRUCTION & ENGINEERING-0.12%


Maxim Crane Works
  Second Lien Term Loan due 01/28/12(d)          B2            50,000         51,938
------------------------------------------------------------------------------------
  Term Loan B due 01/28/10(d)                    B2           208,333        211,719
====================================================================================
                                                                             263,657
====================================================================================



CONSTRUCTION MATERIALS-0.12%


Hillman Group (The)
  Term Loan B due 03/31/11(d)                    B2           246,875        249,344
====================================================================================



CONSUMER ELECTRONICS-0.12%


Oreck Corp.
  Term Loan due 02/02/12(d)                      B1           263,675        264,993
====================================================================================



DIVERSIFIED CHEMICALS-2.51%


Celanese A.G. (Germany)
  Delayed Loan due 04/06/11(d)(e)                B1           191,607        192,885
------------------------------------------------------------------------------------
  Term Loan B due 04/06/11(d)                    B1         1,902,543      1,927,118
------------------------------------------------------------------------------------
Rockwood Specialties Inc.
  Term Loan D due 12/10/12(d)                    B1         3,200,000      3,240,666
====================================================================================
                                                                           5,360,669
====================================================================================



DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.43%


Coinmach Corp.
  Term Loan B due 07/25/09(d)                    B2         1,191,480      1,204,884
------------------------------------------------------------------------------------
Fidelity National Information Solutions Inc.
  Term Loan B due 03/09/13(d)                   Ba3         1,309,950      1,303,810
------------------------------------------------------------------------------------
Iron Mountain, Inc.
  Term Loan due 04/02/11(d)                      B2           497,500        500,236
------------------------------------------------------------------------------------
  Term Loan C due 04/02/11(d)                    B2           747,049        751,158
------------------------------------------------------------------------------------
UGS Corp.
  Term Loan due 03/31/12(d)                      B1           737,563        744,016
------------------------------------------------------------------------------------
US Investigations Services, Inc.
  Term Loan C due 12/31/08(d)                    B1           689,337        696,231
====================================================================================
                                                                           5,200,335
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



DIVERSIFIED METALS & MINING-1.04%


Foundation Coal Holdings, Inc.
  Term Loan B due 07/30/11(d)                   Ba3        $  819,149   $    828,364
------------------------------------------------------------------------------------
FRC-WPP NRP Investment L.P.
  Term Loan due 05/11/10(d)                      B2           279,300        278,602
------------------------------------------------------------------------------------
Novelis, Inc. (Canada)
  U.S. Term Loan B1 due 01/10/12(d)             Ba2           549,186        554,678
------------------------------------------------------------------------------------
  Canada Term Loan B2 due 01/10/12(d)           Ba2           316,198        319,360
------------------------------------------------------------------------------------
Trout Coal Holdings, LLC
  First Lien Term Loan due 03/23/11(d)           B3           249,375        248,596
====================================================================================
                                                                           2,229,600
====================================================================================


DRUG RETAIL-1.39%


Alimentation Couche-Tard
  Term Loan due 12/17/10(d)                     Ba2           241,837        243,953
------------------------------------------------------------------------------------
General Nutrition Centers, Inc.
  Term Loan B due 12/05/09(d)                    B1           169,578        171,061
------------------------------------------------------------------------------------
Jean Coutu Group Inc. (The)
  Term Loan B due 07/30/11(d)                    B1         1,885,750      1,911,679
------------------------------------------------------------------------------------
MAPCO Express, Inc.
  Term Loan due 04/28/11(d)                      B2           200,000        202,500
------------------------------------------------------------------------------------
NBTY Inc.
  Term Loan C due 12/19/09(d)                   Ba2           166,094        166,786
------------------------------------------------------------------------------------
Pantry, Inc. (The)
  Term Loan due 03/12/11(d)                      B1           282,898        285,904
====================================================================================
                                                                           2,981,883
====================================================================================


ELECTRIC UTILITIES-1.82%


AES Corp.
  Term Loan due 04/30/08(d)                     Ba2           315,000        317,441
------------------------------------------------------------------------------------
Allegheny Energy, Inc.
  Term Loan due 03/08/11(d)                     Ba2           574,491        575,497
------------------------------------------------------------------------------------
Cogentrix Energy, Inc.
  Term Loan due 04/14/12(d)                     Ba2           223,980        225,193
------------------------------------------------------------------------------------
Dynegy Inc.
  Term Loan B due 05/28/10(d)                    B2           831,600        834,926
------------------------------------------------------------------------------------
Midwest Generation, LLC
  Term Loan B due 04/27/11(d)                   Ba3           388,058        390,241
------------------------------------------------------------------------------------
NRG Energy, Inc.
  Loan C due 12/24/11(d)                        Ba3           546,875        550,635
------------------------------------------------------------------------------------
  Term Loan due 12/24/11(d)                     Ba3           699,609        704,419
------------------------------------------------------------------------------------
NSG Holdings II
  Term Loan due 12/13/11(d)                      B1           298,500        300,739
====================================================================================
                                                                           3,899,091
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


ELECTRICAL COMPONENTS & EQUIPMENT-0.78%


Cellnet Technology, Inc.
  Term Loan B due 04/26/12(d)                    B2        $  430,000   $    427,850
------------------------------------------------------------------------------------
VeriFone, Inc.
  Term Loan B due 06/30/11(d)                    B1         1,246,857      1,252,312
====================================================================================
                                                                           1,680,162
====================================================================================



ELECTRONIC EQUIPMENT MANUFACTURERS-1.03%


Amphenol Corp.
  Term Loan B2 due 05/06/10(d)                  Ba1         2,189,000      2,197,209
====================================================================================



ENVIRONMENTAL & FACILITIES SERVICES-0.98%


Allied Waste Industries, Inc.
  Term Loan due 01/15/12(d)                      B1         1,467,542      1,470,085
------------------------------------------------------------------------------------
Safety-Kleen Corp.
  Term Loan due 12/24/08(d)(g)                   --           637,330        637,330
====================================================================================
                                                                           2,107,415
====================================================================================



FOOD DISTRIBUTORS-1.07%


Carrols Corp.
  Term Loan B due 12/31/10(d)                    B1           248,750        251,030
------------------------------------------------------------------------------------
Leiner Health Products Group, Inc.
  Term Loan B due 05/27/11(d)                    B1           544,500        550,626
------------------------------------------------------------------------------------
Nash Finch Co.
  Term Loan due 11/12/10(d)                      B1           500,000        504,375
------------------------------------------------------------------------------------
OSI Group LLC
  Dutch Term Loan due 09/02/11(d)               Ba3           136,193        137,271
------------------------------------------------------------------------------------
  German Term Loan due 09/02/11(d)              Ba3           108,954        109,817
------------------------------------------------------------------------------------
  U.S. Term Loan due 09/02/11(d)                Ba3           245,148        247,088
------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Term Loan due 11/25/10(d)                      B1           481,622        483,127
====================================================================================
                                                                           2,283,334
====================================================================================



FOREST PRODUCTS-1.02%


Boise Cascade, LLC
  Term Loan D due 10/28/11(d)                   Ba3           727,823        736,516
------------------------------------------------------------------------------------
Graphic Packaging International Corp.
  Term Loan C due 08/08/10(d)                    B1         1,272,982      1,291,017
------------------------------------------------------------------------------------
Roseburg Forest Products Co.
  Term Loan B due 02/24/10(d)                   Ba3           165,558        165,834
====================================================================================
                                                                           2,193,367
====================================================================================



HEALTH CARE DISTRIBUTORS-1.64%


Accredo Health, Inc.
  Term Loan B due 06/30/11(d)                   Ba2         1,997,865      1,997,865
------------------------------------------------------------------------------------
VWR International Inc.
  Term Loan B due 04/07/11(d)                    B2           686,500        690,791
------------------------------------------------------------------------------------
Warner Chilcott PLC (United Kingdom)
  Dovobet Delayed Loan due 06/30/06(d)(e)        B2            26,683         26,756
------------------------------------------------------------------------------------

  Dovonex Delayed Loan due 06/30/06(d)(e)        B2           133,415        133,582
------------------------------------------------------------------------------------
  Term Loan B due 01/18/12(d)                    B2           419,494        420,019
------------------------------------------------------------------------------------
  Term Loan C due 01/18/12(d)                    B2           169,036        169,247
------------------------------------------------------------------------------------
  Term Loan D due 01/18/12(d)                    B2            78,090         78,187
====================================================================================
                                                                           3,516,447
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



HEALTH CARE EQUIPMENT-0.27%


Advanced Medical Optics, Inc.
  Term Loan due 06/25/09(d)                      B1        $   38,771   $     39,159
------------------------------------------------------------------------------------
CONMED Corp.
  Term Loan C due 12/15/09(d)                   Ba3           268,243        270,590
------------------------------------------------------------------------------------
Sunrise Medical Inc.
  Term Loan B1 due 05/13/10(d)                   B1           260,208        260,208
====================================================================================
                                                                             569,957
====================================================================================


HEALTH CARE FACILITIES-4.64%


Ardent Health Services LLC
  Term Loan B due 08/12/11(d)                    B1         2,679,750      2,676,400
------------------------------------------------------------------------------------
Beverly Enterprises, Inc.
  Term Loan due 10/22/08(d)                     Ba3            94,320         94,556
------------------------------------------------------------------------------------
Community Health Systems, Inc.
  Term Loan due 08/19/11(d)                     Ba3         2,839,715      2,867,522
------------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Term Loan B due 06/22/11(d)                    B1         1,725,818      1,744,001
------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.
  Term Loan B due 04/15/12(d)                   Ba3         1,581,020      1,581,415
------------------------------------------------------------------------------------
National MENTOR, Inc.
  Term Loan B due 09/30/11(d)                   Ba3           782,462        788,330
------------------------------------------------------------------------------------
Select Medical Corp.
  Term Loan B due 02/24/12(d)                    B1           176,225        176,414
====================================================================================
                                                                           9,928,638
====================================================================================


HEALTH CARE SERVICES-0.89%


MedCath Corp.
  Term Loan due 06/30/11(d)                      B2           792,000        798,930
------------------------------------------------------------------------------------
Skilled Healthcare LLC
  Term Loan due 06/15/12(d)                      B1           375,000        379,219
------------------------------------------------------------------------------------
US Oncology, Inc.
  Term Loan B due 08/20/11(d)                    B1           704,952        713,323
====================================================================================
                                                                           1,891,472
====================================================================================


HEALTH CARE SUPPLIES-0.94%


Accellent Corp.
  Term Loan C due 06/30/10(d)                    B2         1,485,000      1,491,497
------------------------------------------------------------------------------------
Fisher Scientific International Inc.
  Term Loan B due 08/02/11(d)                   Ba2           512,676        516,041
====================================================================================
                                                                           2,007,538
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


HOMEBUILDING-0.99%


General Growth Properties, Inc.
  Term Loan A due 11/12/07(d)                   Ba2        $  482,087   $    484,497
------------------------------------------------------------------------------------
  Term Loan B due 11/12/08(d)                   Ba2           829,385        835,127
------------------------------------------------------------------------------------
Headwaters, Inc.
  Term Loan B1 due 04/30/11(d)                   B1           783,899        789,452
====================================================================================
                                                                           2,109,076
====================================================================================



HOTELS, RESORTS & CRUISE LINES-0.15%


Wyndham International, Inc.
  First Lien Term Loan due 05/10/11(d)           B3           315,001        316,220
====================================================================================



HOUSEHOLD APPLIANCES-0.47%


Goodman Global Holdings, Inc.
  Term Loan B due 12/23/11(d)                    B2           995,000      1,004,950
====================================================================================



HOUSEHOLD PRODUCTS-3.59%


Central Garden & Pet Co.
  Term Loan B due 05/15/09(d)                   Ba2           624,065        630,306
------------------------------------------------------------------------------------
Jarden Corp.
  Term Loan due 01/24/12(d)                      B1         1,071,117      1,080,489
------------------------------------------------------------------------------------
Prestige Brands International, Inc.
  Term Loan B due 04/06/11(d)                    B1         1,031,545      1,041,001
------------------------------------------------------------------------------------
Rent-A-Center, Inc.
  Term Loan due 06/30/10(d)                     Ba2         1,341,424      1,352,826
------------------------------------------------------------------------------------
Scotts Co. (The)
  Term Loan B due 09/30/10(d)                   Ba1           160,583        161,558
------------------------------------------------------------------------------------
Spectrum Brands, Inc.
  Term Loan due 02/06/12(d)                      B1         3,370,989      3,406,105
====================================================================================
                                                                           7,672,285
====================================================================================



HUMAN RESOURCE & EMPLOYMENT SERVICES-0.28%


AMN Healthcare Services, Inc.
  Term Loan B due 10/02/08(d)                   Ba2           512,992        515,557
------------------------------------------------------------------------------------
Cross Country Healthcare, Inc.
  Term Loan B due 06/05/09(d)                   Ba1            84,649         84,861
====================================================================================
                                                                             600,418
====================================================================================



INDUSTRIAL CONGLOMERATES-4.21%


Aearo Corp.
  Term Loan due 04/07/11(d)                      B1           246,875        249,652
------------------------------------------------------------------------------------
AMSTED Industries Inc.
  Term Loan B1 due 10/15/10(d)                   B1           271,306        274,019
------------------------------------------------------------------------------------
Blount International Inc.
  Term Loan B due 08/09/10(d)                    B1           960,624        969,430
------------------------------------------------------------------------------------
Bway Corp.
  Term Loan B due 06/30/11(d)                    B1         1,128,400      1,142,153
------------------------------------------------------------------------------------
Dresser Inc.
  Term Loan C due 04/10/09(d)                   Ba3           430,768        435,435
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-(CONTINUED)

Dresser-Rand, Inc.
  Term Loan B1 due 10/29/11(d)                   B1           190,357        192,915
------------------------------------------------------------------------------------
Flowserve Corp.
  Term Loan C due 06/30/09(d)                   Ba3        $  594,744   $    601,931
------------------------------------------------------------------------------------
Invensys PLC (United Kingdom) Bonding Cash
  Collateral due 03/05/09(d)                    Ba3         1,101,464      1,106,971
------------------------------------------------------------------------------------
Norcross Safety Products LLC
  Term Loan due 03/31/09(d)                      B1           457,019        457,019
------------------------------------------------------------------------------------
Polypore International, Inc.
  Term Loan due 11/12/11(d)                      B1           364,650        365,865
------------------------------------------------------------------------------------
Precise Technology, Inc.
  First Lien Term Loan due 03/22/11(d)           B1           630,735        634,283
------------------------------------------------------------------------------------
  Second Lien Term Loan due 03/22/11(d)          B2           590,000        593,688
------------------------------------------------------------------------------------
TriMas Corp.
  Term Loan B due 12/31/09(d)                    B1         1,377,656      1,379,953
------------------------------------------------------------------------------------
Unifrax Corp.
  Add Term Loan due 03/29/12(d)                  B1           592,494        599,900
====================================================================================
                                                                           9,003,214
====================================================================================


INDUSTRIAL MACHINERY-2.19%


CLFX Corp.
  Term Loan B due 11/30/11(d)                   Ba3           520,590        523,844
------------------------------------------------------------------------------------
EnerSys Capital Inc.
  Term Loan due 03/17/11(d)                     Ba3           470,428        476,309
------------------------------------------------------------------------------------
Gleason Corp.
  Term Loan B due 07/27/11(d)                    B1           462,480        466,333
------------------------------------------------------------------------------------
Pro Mach, Inc.
  Term Loan due 12/14/11(d)                      B1           497,500        503,097
------------------------------------------------------------------------------------
Rexnord Corp.
  Term Loan due 12/31/11(d)                      B1           986,690        993,679
------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc.
  Term Loan B due 12/29/10(d)                    B2           247,500        247,500
------------------------------------------------------------------------------------
Roper Industries, Inc.
  Term Loan due 12/13/09(d)                     Ba2         1,459,401      1,462,441
====================================================================================
                                                                           4,673,203
====================================================================================


INTEGRATED OIL & GAS-0.52%


Texas Genco Holdings, Inc.
  Delayed Loan due 12/14/11(d)                  Ba2           388,769        393,953
------------------------------------------------------------------------------------
  Term Loan due 12/14/11(d)                     Ba2           704,154        713,542
====================================================================================
                                                                           1,107,495
====================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.94%


D&E Communications, Inc.
  Term Loan B due 12/31/11(d)                   Ba3           837,138        841,324
------------------------------------------------------------------------------------


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)


Intelsat, Ltd.
  Term Loan due 07/28/11(d)                      B1        $1,492,500   $  1,503,321
------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.
  Term Loan B due 11/23/11(d)                   Ba3           850,000        856,906
------------------------------------------------------------------------------------
Syniverse Technologies, Inc.
  Term Loan B due 02/15/12(d)                   Ba3           948,626        948,626
====================================================================================
                                                                           4,150,177
====================================================================================


INTERNET SOFTWARE & SERVICES-0.34%


Language Line LLC
  Term Loan B due 06/10/11(d)                    B2           729,120        736,184
====================================================================================


LEISURE FACILITIES-4.71%


24 Hour Fitness Worldwide Inc.
  Term Loan B due 06/08/12(d)                    B2         1,300,000      1,317,875
------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc. Revolving Loan
  due 02/27/09(d)(e)                             B1           500,000        485,000
------------------------------------------------------------------------------------
  Term Loan B due 08/27/09(d)                    B1           392,091        393,806
------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp.
  Term Loan B due 06/30/11(d)                    B1         2,664,873      2,670,981
------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.
  Term Loan B due 04/08/12(d)                   Ba3         2,581,873      2,589,296
------------------------------------------------------------------------------------
Regal Cinemas, Inc.
  Term Loan due 11/10/10(d)                     Ba3         1,905,427      1,920,512
------------------------------------------------------------------------------------
Universal City Development Partners
  Term Loan B due 06/09/11(d)                   Ba3           248,750        250,823
------------------------------------------------------------------------------------
Wallace Theater Corp.
  First Lien Term Loan due 08/09/09(d)           B2           453,196        457,728
====================================================================================
                                                                          10,086,021
====================================================================================


LEISURE PRODUCTS-0.41%


Cinemark USA, Inc.
  Term Loan C due 03/31/11(d)                   Ba3           368,461        372,760
------------------------------------------------------------------------------------
Pure Fishing, Inc.
  First Lien Term Loan due 09/30/10(d)           B1           491,063        496,588
====================================================================================
                                                                             869,348
====================================================================================


MARINE-0.55%


Horizon Lines LLC
  Term Loan C due 07/07/11(d)                    B2           742,500        751,163
------------------------------------------------------------------------------------
US Shipping LLC
  Term Loan due 04/30/10(d)                     Ba3           414,348        417,715
====================================================================================
                                                                           1,168,878
====================================================================================

METAL & GLASS CONTAINERS-2.57%


Ball Corp.
  Term Loan B1 due 12/19/09(d)                  Ba1           525,918        527,232
------------------------------------------------------------------------------------
Berry Plastics Corp.
  Term Loan due 12/02/11(d)                      B1         1,899,982      1,928,007
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
METAL & GLASS CONTAINERS-(CONTINUED)


Graham Packaging Co., L.P. Second Lien Term
  Loan due 04/07/12(d)                           B3         1,500,000      1,540,001
------------------------------------------------------------------------------------
  Term Loan B due 10/07/11(d)                    B2        $1,491,253   $  1,510,826
====================================================================================
                                                                           5,506,066
====================================================================================


MOVIES & ENTERTAINMENT-1.64%


LodgeNet Entertainment Corp.
  Term Loan due 08/29/08(d)                     Ba3           537,022        541,049
------------------------------------------------------------------------------------
Rainbow National Services LLC
  Term Loan B due 03/31/12(d)                    B1           997,500      1,005,231
------------------------------------------------------------------------------------
Warner Music Group
  Term Loan due 02/28/11(d)                      B1         1,956,033      1,967,036
====================================================================================
                                                                           3,513,316
====================================================================================


OFFICE SERVICES & SUPPLIES-2.47%


Buhrmann N.V. (Netherlands)
  Term Loan C-1 due 12/23/10(d)                 Ba3         1,550,178      1,571,493
------------------------------------------------------------------------------------
Global Imaging Systems, Inc.
  Add Term Loan due 05/10/10(d)                 Ba3           536,366        539,048
------------------------------------------------------------------------------------
Identity Group, (The)
  Term Loan due 05/01/06(d)                      --         2,759,556      2,345,623
------------------------------------------------------------------------------------
Knoll, Inc.
  Term Loan due 09/29/11(d)                     Ba3           816,361        827,586
====================================================================================
                                                                           5,283,750
====================================================================================


OIL & GAS DRILLING-1.75%


Kerr-McGee Corp.
  Term Loan B due 05/19/07(d)                   Ba3         2,764,000      2,804,692
------------------------------------------------------------------------------------
  Term Loan X due 05/19/11(d)                   Ba3           730,000        734,198
------------------------------------------------------------------------------------
Pride International, Inc.
  Term Loan B due 07/07/11(d)                   Ba1           208,333        210,156
====================================================================================
                                                                           3,749,046
====================================================================================


OIL & GAS EQUIPMENT & SERVICES-0.67%


SemGroup LP
  Canada Term Loan due 03/16/11(d)              Ba3           435,063        438,055
------------------------------------------------------------------------------------
  U.S. Term Loan due 03/16/11(d)                Ba3           497,527        500,950
------------------------------------------------------------------------------------
Universal Compression
  Term Loan B due 02/15/12(d)                   Ba2           498,750        504,517
====================================================================================
                                                                           1,443,522
====================================================================================


OIL & GAS REFINING & MARKETING-0.53%


LB Pacific, LP
  Term Loan B due 03/03/12(d)                    B1           299,250        301,682
------------------------------------------------------------------------------------
Williams Production RMT Co.
  Term Loan C due 05/30/08(d)                   Ba3           833,064        840,353
====================================================================================
                                                                           1,142,035
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


OTHER DIVERSIFIED FINANCIAL SERVICES-0.60%


Conseco, Inc.
  Term Loan due 06/22/10(d)                      B2        $1,275,338   $  1,287,029
====================================================================================



PACKAGED FOODS & MEATS-1.51%


Birds Eye Foods Inc.
  Term Loan B due 06/30/08(d)                    B1           462,007        465,010
------------------------------------------------------------------------------------
Del Monte Foods Co.
  Term Loan B due 02/08/12(d)                   Ba3           500,000        504,875
------------------------------------------------------------------------------------
Dole Food Co., Inc.
  Term Loan B due 04/18/12(d)                   Ba3         1,595,212      1,605,182
------------------------------------------------------------------------------------
Michael Foods Inc.
  Term Loan B due 11/21/10(d)                    B1           638,926        648,111
====================================================================================
                                                                           3,223,178
====================================================================================



PAPER PACKAGING-1.46%


Intertape Polymer Group Inc. (Canada)
  Term Loan B due 07/28/11(d)                   Ba3           496,250        502,453
------------------------------------------------------------------------------------
Owens-Illinois, Inc.
  Term Loan A1 due 04/01/07(d)                   B1           322,401        324,013
------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Syn LC due 11/01/10(d)                        Ba3           122,308        123,888
------------------------------------------------------------------------------------
  Term Loan B due 11/01/11(d)                   Ba3           970,555        982,929
------------------------------------------------------------------------------------
  Term Loan C due 11/01/11(d)                   Ba3           304,039        307,915
------------------------------------------------------------------------------------
Solo Cup Co.
  Term Loan B1 due 02/27/11(d)                   B1           878,875        885,686
====================================================================================
                                                                           3,126,884
====================================================================================



PAPER PRODUCTS-0.16%


Xerium S.A. (Mexico)
  U.S. Term Loan due 05/18/12(d)                 B1           330,000        332,475
====================================================================================



PERSONAL PRODUCTS-1.62%


American Safety Razor Co.
  Term Loan B due 02/28/12(d)                    B2            95,760         96,239
------------------------------------------------------------------------------------
Burt's Bees Inc.
  First Lien Term Loan due 03/29/11(d)           B2           108,063        109,143
------------------------------------------------------------------------------------
Church & Dwight Co., Inc.
  Term Loan B due 05/30/11(d)                   Ba2           845,306        852,350
------------------------------------------------------------------------------------
Hunter Fan Co.
  Term Loan B due 03/24/12(d)                    B1           689,444        684,274
------------------------------------------------------------------------------------
Tempur World, Inc.
  Term Loan B due 06/30/09(d)                   Ba3           744,800        748,990
------------------------------------------------------------------------------------
Weight Watchers International, Inc.
  Term Loan B due 03/31/10(d)                   Ba1           275,800        278,673
------------------------------------------------------------------------------------
  Term Loan C due 03/31/10(d)                   Ba1           694,750        701,119
====================================================================================
                                                                           3,470,788
====================================================================================



PUBLISHING-6.53%


American Media, Inc.
  Term Loan C due 04/01/07(d)                    B1         2,246,154      2,265,807
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

PUBLISHING-(CONTINUED)

CanWest Media, Inc.
  Term Loan E2 due 08/15/09(d)                  Ba2        $  590,280   $    595,445
------------------------------------------------------------------------------------
Dex Media East LLC
  Term Loan B due 05/08/09(d)                   Ba2           575,010        579,503
------------------------------------------------------------------------------------
Dex Media West LLC
  Term Loan B due 03/09/10(d)                   Ba2         2,239,636      2,255,188
------------------------------------------------------------------------------------
Endurance Business Media, Inc.
  Term Loan B due 03/08/12(d)                    B1           271,460        274,854
------------------------------------------------------------------------------------
Freedom Communications, Inc.
  Term Loan B due 05/01/13(d)                   Ba2           997,500        998,996
------------------------------------------------------------------------------------
Journal Register Co.
  Term Loan B due 08/12/12(d)                   Ba2           750,000        751,875
------------------------------------------------------------------------------------
Network Communications, Inc.
  Term Loan B due 06/30/11(d)                    B1           298,500        299,246
------------------------------------------------------------------------------------
RH Donnelley Corp.
  Term Loan D due 06/30/11(d)                   Ba3         2,608,864      2,632,508
------------------------------------------------------------------------------------
Sun Media Corp.
  Term Loan B due 02/07/09(d)                   Ba2           651,603        658,391
------------------------------------------------------------------------------------
Thomson Media
  Term Loan B due 11/08/11(d)                    B1            97,825         98,987
------------------------------------------------------------------------------------
  Term Loan C due 08/30/12(d)                    B2           100,000        101,313
------------------------------------------------------------------------------------
TransWestern Publishing Co.
  Term Loan B due 02/25/11(d)                    B1         1,285,999      1,288,801
------------------------------------------------------------------------------------
  Term Loan due 02/25/12(d)                      B3           693,746        699,816
------------------------------------------------------------------------------------
  New Term Loan due 02/25/11(d)                  B1           460,000        461,006
====================================================================================
                                                                          13,961,736
====================================================================================


RAILROADS-1.06%


Helm Holding Corp.
  Term Loan B due 07/02/10(d)                    B2           744,375        748,097
------------------------------------------------------------------------------------
  Term Loan C due 12/31/10(d)                    B2           400,000        402,000
------------------------------------------------------------------------------------
Kansas City Southern
  Term Loan B1 due 03/30/08(d)                  Ba3           995,000      1,006,816
------------------------------------------------------------------------------------
Pacer International, Inc.
  Term Loan due 06/10/10(d)                      B1           113,464        114,315
====================================================================================
                                                                           2,271,228
====================================================================================


REAL ESTATE-0.38%


Crescent Real Estate Equities Co.
  Term Loan due 01/12/06(d)                     Ba2           304,369        306,652
------------------------------------------------------------------------------------
Macerich Co. (The)
  Term Loan B due 04/25/06(d)                    --           250,000        249,688
------------------------------------------------------------------------------------
  Term Loan due 04/26/10(d)                      --           250,000        249,375
====================================================================================
                                                                             805,715
====================================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-0.06%


Lake Las Vegas Resort
  First Lien Term Loan due 11/01/09(d)           B2           136,666        137,964
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


SEMICONDUCTORS-1.04%


AMI Semiconductors, Inc.
  Term Loan due 04/01/12(d)                     Ba3        $  982,537   $    986,222
------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc.
  Term Loan B3 due 12/31/10(d)                  Ba3         1,215,293      1,233,522
====================================================================================
                                                                           2,219,744
====================================================================================



SOFT DRINKS-0.39%


Constellation Brands, Inc.
  Term Loan B due 11/30/11(d)                   Ba2           830,833        838,103
====================================================================================


SPECIALTY CHEMICALS-4.61%


Cognis Deutschland GmbH & Co. KG (Germany)
  Second Lien Term Loan due 11/15/13(d)          B2           320,000        324,800
------------------------------------------------------------------------------------
  Term Loan B1 due 03/30/12(d)                   B1           307,018        309,269
------------------------------------------------------------------------------------
  Term Loan B4 due 03/30/12(d)                   B1           192,982        194,398
------------------------------------------------------------------------------------
  Term Loan C1 due 03/29/13(d)                   B1           500,000        504,250
------------------------------------------------------------------------------------
Crompton Corp.
  LC due 08/16/09(d)                            Ba2           990,000        990,000
------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
  Term Loan B1 due 05/31/12(d)                   B1           390,982        394,892
------------------------------------------------------------------------------------
  Term Loan B2 due 05/31/12(d)                   B1           718,927        726,117
------------------------------------------------------------------------------------
  Term Loan B3 due 05/31/12(d)                   B1            93,091         94,022
------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
  Term Loan B1 due 12/31/10(d)                  Ba3         2,903,149      2,909,502
------------------------------------------------------------------------------------
KRATON Polymers LLC
  Term Loan due 12/23/10(d)                      B1           440,005        446,055
------------------------------------------------------------------------------------
Mosaic Global Holdings Inc.
  Term Loan B due 02/21/12(d)                   Ba2           778,050        783,156
------------------------------------------------------------------------------------
Nalco Co.
  Term Loan B due 11/04/10(d)                    B1         1,415,006      1,436,010
------------------------------------------------------------------------------------
PQ Corp.
  Term Loan B due 02/11/12(d)                    B1           259,350        261,295
------------------------------------------------------------------------------------
Supresta Holdings LLC
  Term Loan due 07/20/11(d)                      B1           495,000        498,713
====================================================================================
                                                                           9,872,479
====================================================================================



SPECIALTY STORES-0.71%


Eye Care Centers of America, Inc.
  Term Loan due 03/01/12(d)                      B2           500,000        501,875
------------------------------------------------------------------------------------
Movie Gallery, Inc.
  Term Loan B due 04/27/11(d)                    B1         1,000,000      1,010,000
====================================================================================
                                                                           1,511,875
====================================================================================



SYSTEMS SOFTWARE-0.21%


Telcordia Technologies Inc.
  Term Loan due 09/15/12(d)                      B1           450,000        442,125
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



TOBACCO-0.53%


Alliance One Iinternational, Inc.
  Term Loan B due 04/07/10(d)                    B1        $  672,315   $    683,240
------------------------------------------------------------------------------------
Commonwealth Brands, Inc.
  Term Loan due 08/28/07(d)                     Ba3           448,035        452,795
====================================================================================
                                                                           1,136,035
====================================================================================


WIRELESS TELECOMMUNICATION SERVICES-4.00%


Cellular South Inc.
  Term Loan B due 05/04/11(d)                   Ba3           118,800        119,691
------------------------------------------------------------------------------------
Centennial Communications Corp.
  Term Loan due 02/09/11(d)                      B1         1,435,129      1,454,862
------------------------------------------------------------------------------------
FairPoint Communications, Inc.
  Term Loan B due 02/08/12(d)                    B1         1,000,000      1,009,750
------------------------------------------------------------------------------------
Hawaiian Telcom, Inc.
  Term Loan B due 10/31/12(d)                    B1           250,000        252,344
------------------------------------------------------------------------------------
Nextel Partners, Inc.
  Term Loan D due 05/31/12(d)                    --           250,000        250,375
------------------------------------------------------------------------------------
SBA Communications Corp.
  Term Loan D due 10/31/08(d)                    B1         2,310,000      2,335,024
------------------------------------------------------------------------------------
Valor Telecommunications, LLC
  Term Loan B due 02/14/12(d)                   Ba3           833,000        842,501
------------------------------------------------------------------------------------
Western Wireless Corp.
  Term Loan B due 05/31/11(d)                    B2         2,295,523      2,298,870
====================================================================================
                                                                           8,563,417
====================================================================================
     Total Senior Secured Floating Rate
       Interests (Cost $236,603,942)                                     234,372,964
====================================================================================


FLOATING RATE NOTES-4.01%


BROADCASTING & CABLE TV-1.41%


EchoStar Communications Corp.,
  Sr. Unsec. Floating Rate Notes,
  6.35%, 10/01/08(d)(h)                         Ba3         2,000,000      2,055,000
------------------------------------------------------------------------------------
Paxson Communications Corp.,
  Sr. Sec. Floating Rate Notes,
  5.89%, 01/15/10 (Acquired 01/13/04; Cost
  $951,000)(d)(h)(i)                             B1           951,000        958,133
====================================================================================
                                                                           3,013,133
====================================================================================


COMMUNICATIONS EQUIPMENT-1.08%


Qwest Corp.
  Sr. Floating Rate Notes, 6.67%, 06/15/13
  (Acquired 06/27/05; Cost
  $2,250,000)(d)(h)(i)                           --         2,250,000      2,306,250
====================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.70%


Time Warner Telecom Inc.
  Sr. Sec. Floating Rate Notes,
  7.27%, 02/15/11(d)(h)                          B1         1,500,000      1,511,250
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES-0.82%


Rogers Wireless Communications Inc. (Canada),
  Sr. Sec. Floating Rate Notes,
  6.54%, 12/15/10(d)(h)                         Ba3        $1,000,000   $  1,050,000
------------------------------------------------------------------------------------
Rural Cellular Corp.,
  Sr. Sec. Floating Rate Notes,
  7.91%, 03/15/10(d)(h)                          B2           670,000        696,800
====================================================================================
                                                                           1,746,800
====================================================================================
     Total Floating Rate Notes (Cost
       $8,371,000)                                                         8,577,433
====================================================================================



                                                                           MARKET
                                                             SHARES        VALUE
------------------------------------------------------------------------------------

DOMESTIC STOCKS-0.19%

AIR FREIGHT & LOGISTICS-0.00%

Gemini Air Cargo, Inc.-Pfd. (Acquired
  12/18/03; Cost $0)(f)(i)(j)(k)                               29,793              0
====================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.19%

Safety-Kleen Corp. (Acquired 12/24/03; Cost
  $2,062,077)(d)(g)(i)(k)                                     102,803        358,782
------------------------------------------------------------------------------------
Safety-Kleen Corp.-Pfd. (Acquired 12/24/03;
  Cost $286,280)(d)(g)(i)(k)                                    1,751   $     43,775
====================================================================================
                                                                             402,557
====================================================================================
    Total Domestic Stocks (Cost $2,348,357)                                  402,557
====================================================================================

MONEY MARKET FUNDS-2.00%

Liquid Assets Portfolio-Institutional
  Class(l)                                                  2,136,013      2,136,013
------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(l)                 2,136,013      2,136,013
====================================================================================
    Total Money Market Funds (Cost
      $4,272,026)                                                          4,272,026
====================================================================================
TOTAL INVESTMENTS-115.75% (Cost $251,595,325)                            247,624,980
====================================================================================
OTHER ASSETS LESS LIABILITIES-(15.75)%                                   (33,699,316)
====================================================================================
NET ASSETS-100.00%                                                      $213,925,664
____________________________________________________________________________________
====================================================================================

Abbreviations:

Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Syn LC  - Synthetic Letter of Credit
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").
(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $241,169,687, which represented 97.39% of the Fund's Total Investments. See Note 1A.
(e) A portion of this holding is subject to unfunded loan commitments. See Note
    7.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at June 30, 2005 was $2,183,267, which represented 0.88% of the Fund's Total Investments. See Note 1A.
(g) Consists of more than one class of securities traded together as a unit.
(h) Interest rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2005.
(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $3,666,940, which represented 1.71% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(j) Security considered to be illiquid. The Fund has no limitation on the amount of its investments in illiquid securities. The market value of this security considered illiquid at June 30, 2005 represented 0% of the Fund's Net Assets.
(k) Non-income producing security.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $247,323,299)                                $243,352,954
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $4,272,026)                               4,272,026
===========================================================
    Total investments (cost $251,595,325)       247,624,980
===========================================================
Receivables for:
  Investments sold                                   56,466
-----------------------------------------------------------
  Fund shares sold                                  400,719
-----------------------------------------------------------
  Dividends and interest                          1,142,898
-----------------------------------------------------------
  Fund expenses absorbed                              8,377
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               13,994
-----------------------------------------------------------
Other assets                                         59,188
===========================================================
    Total assets                                249,306,622
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Loan outstanding                               33,000,000
-----------------------------------------------------------
  Interest                                          110,112
-----------------------------------------------------------
  Investments purchased                           1,762,014
-----------------------------------------------------------
  Dividends                                         293,192
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 23,793
-----------------------------------------------------------
Accrued distribution fees                            92,340
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              131
-----------------------------------------------------------
Accrued transfer agent fees                          17,561
-----------------------------------------------------------
Accrued operating expenses                           81,815
===========================================================
    Total liabilities                            35,380,958
===========================================================
Net assets applicable to shares outstanding    $213,925,664
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $268,295,567
-----------------------------------------------------------
Undistributed net investment income                 143,777
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (50,543,335)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (3,970,345)
===========================================================
                                               $213,925,664
___________________________________________________________
===========================================================

NET ASSETS:

Class B                                        $172,645,556
___________________________________________________________
===========================================================
Class C                                        $ 41,280,108
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class B                                          19,183,526
___________________________________________________________
===========================================================
Class C                                           4,599,948
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       9.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.97
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $6,851,082
------------------------------------------------------------------------
Dividends from affiliated money market funds                      21,461
------------------------------------------------------------------------
Facility fees earned                                             189,545
========================================================================
    Total investment income                                    7,062,088
========================================================================

EXPENSES:

Advisory fees                                                  1,047,031
------------------------------------------------------------------------
Administrative services fees                                      30,308
------------------------------------------------------------------------
Custodian fees                                                    30,543
------------------------------------------------------------------------
Distribution fees:
  Class B                                                        228,088
------------------------------------------------------------------------
  Class C                                                        142,338
------------------------------------------------------------------------
Interest and line of credit                                      556,947
------------------------------------------------------------------------
Transfer agent fees                                               97,723
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          9,674
------------------------------------------------------------------------
Professional services fees                                       163,213
------------------------------------------------------------------------
Other                                                            114,069
========================================================================
    Total expenses                                             2,419,934
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (170,444)
========================================================================
    Net expenses                                               2,249,490
========================================================================
Net investment income                                          4,812,598
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities             (509,317)
------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                         (112,918)
========================================================================
Net gain (loss) from investment securities                      (622,235)
========================================================================
Net increase in net assets resulting from operations          $4,190,363
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  4,812,598    $  7,648,726
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (509,317)     (6,992,122)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (112,918)     13,529,654
==========================================================================================
    Net increase in net assets resulting from operations         4,190,363      14,186,258
==========================================================================================
Distributions to shareholders from net investment income:
  Class B                                                       (3,962,168)     (6,749,808)
------------------------------------------------------------------------------------------
  Class C                                                         (776,278)       (821,292)
==========================================================================================
    Total distributions from net investment income              (4,738,446)     (7,571,100)
==========================================================================================
Return of capital:
  Class B                                                               --        (164,251)
------------------------------------------------------------------------------------------
  Class C                                                               --         (21,727)
==========================================================================================
    Total return of capital                                             --        (185,978)
==========================================================================================
Decrease in net assets resulting from distributions             (4,738,446)     (7,757,078)
==========================================================================================
Share transactions-net:
  Class B                                                      (17,732,239)    (36,826,936)
------------------------------------------------------------------------------------------
  Class C                                                        6,873,870      12,972,750
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (10,858,369)    (23,854,186)
==========================================================================================
    Net increase (decrease) in net assets                      (11,406,452)    (17,425,006)
==========================================================================================

NET ASSETS:

  Beginning of period                                          225,332,116     242,757,122
==========================================================================================
  End of period (including undistributed net investment
    income of $143,777 and $69,625, respectively).            $213,925,664    $225,332,116
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2005
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $  4,190,363
============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Decrease in receivables                                             17,776
----------------------------------------------------------------------------
  Increase in payables                                                10,224
----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
    securities                                                       622,235
----------------------------------------------------------------------------
  Amortization                                                      (145,030)
----------------------------------------------------------------------------
  Proceeds from principal payments and sales of senior
    secured floating rate interests                               87,572,283
----------------------------------------------------------------------------
  Purchases of senior secured floating rate interests            (71,251,941)
============================================================================
    Net cash provided by operating activities                     21,015,910
============================================================================

CASH USED IN FINANCING ACTIVITIES:

  Proceeds from capital shares sold                               14,251,328
----------------------------------------------------------------------------
  Disbursements from capital shares repurchased                  (28,445,785)
----------------------------------------------------------------------------
  Dividends paid to shareholders                                  (1,750,321)
----------------------------------------------------------------------------
  Paydowns on bank line of credit                                 (3,000,000)
============================================================================
    Net cash provided by (used in) financing activities          (18,944,778)
============================================================================
Net increase in cash and cash equivalents                          2,071,132
----------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                   2,200,894
============================================================================
Cash and cash equivalents at end of period                      $  4,272,026
____________________________________________________________________________
============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                              $  2,967,908
____________________________________________________________________________
============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a continuously offered non-diversified, closed-end management investment company. The Fund currently offers multiple classes of shares. Matters affecting each class will be voted on exclusively by the shareholders of such class.

    The Fund's investment objectives are to provide a high level of current income and, secondarily, preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund invests primarily in senior secured floating rate loans ("Corporate Loans") and senior secured floating rate debt securities ("Corporate Debt Securities") that meet credit standards established by its investment advisor, A I M Advisors, Inc. ("AIM") and its sub-advisor, INVESCO Senior Secured Management, Inc. ("ISSM"). ISSM, under the supervision of AIM, values the Corporate Loans and Corporate Debt Securities in accordance with guidelines adopted and periodically reviewed by the Fund's Board of Trustees. Under the Fund's current guidelines,

     Corporate Loans and Corporate Debt Securities for which an active secondary market exists to a reliable degree in the opinion of ISSM and for which ISSM can obtain one or more quotations from banks or dealers in Corporate Loans and Corporate Debt Securities will be valued by ISSM utilizing daily bid quotes. With respect to illiquid securities, i.e., Corporate Loans and Corporate Debt Securities for which an active secondary market does not exist to a reliable degree in the opinion of ISSM, and with respect to securities whose bid quotes ISSM believes do not accurately reflect fair value, such Corporate Loans and Corporate Debt Securities will be valued by ISSM at fair value, as determined in good faith by or under the supervision of the Board of Trustees pursuant to procedures specifically authorized by the Board of Trustees, and which is intended to approximate market value. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. ISSM believes that intermediate participants (defined below in Note 1G) selling Corporate Loans or otherwise involved in a Corporate Loan transaction may tend, in valuing Corporate Loans for their own accounts, to be less sensitive to interest rate and credit quality changes and, accordingly, ISSM may not rely solely on such valuations in valuing the Corporate Loans for the Fund's account.

       Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.


       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Facility fees received may be amortized over the life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., included in the Statement of Operations, are recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and AIM.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

       Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

G. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

H. REPURCHASE OFFERS -- The Fund is committed to conducting quarterly Repurchase Offers which are offers by the Fund to repurchase at least 5% and up to 25% of its shares. In each Repurchase Offer, the repurchase price will be the net asset value determined not more than 14 days following the repurchase request deadline and payment for all shares repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date. Class B shares held less than four years and Class C shares held for less than one year which are repurchased by the Fund pursuant to Repurchase Offers will be subject to an early withdrawal charge ("EWC") of up to 3% for Class B shares and up to 1% for Class C shares. The EWC is calculated on the lesser of the then current net asset value or the original purchase price of the shares being tendered.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Fund has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets.

    Under the terms of a master sub-advisory agreement between AIM and ISSM, AIM pays ISSM 40% of the amount of AIM's compensation on the sub-advised assets. The Fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class B and Class C shares to 1.50% and 1.75% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees and reimbursed expenses of $117,554.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of operations. For the six months ended June 30, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,035.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $30,308.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended June 30, 2005, the Fund paid AISI $97,723.

    The Trust entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class B shares and 0.75% of the average daily net assets of Class C shares. ADI has voluntarily agreed to waive 0.25% of the Class C Plan fees. Of these amounts, up to 0.25% of the average daily net assets of the Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2005, the Class B and Class C shares paid $228,088 and $94,892, respectively, after ADI waived Plan fees of $47,446 for Class C shares.

    EWCs are not recorded as expenses of the Fund. They are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended June 30, 2005, ADI advised the Fund that it received $32,541 and $13,248 from Class B and Class C shares, respectively, in EWCs imposed on redemptions of Fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,100,447       $35,292,611       $(34,257,045)         $   --         $2,136,013       $10,663       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,100,447        35,292,611        (34,257,045)             --          2,136,013        10,798           --
==================================================================================================================================
  Total           $2,200,894       $70,585,222       $(68,514,090)         $   --         $4,272,026       $21,461       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $4,409.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,399 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended June 30, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $225,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. During the six months ended June 30, 2005, the average interfund borrowings for the 181 days the borrowings were outstanding was $31,254,144 with a weighted average interest rate of 3.53% and interest expense of $546,727.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--UNFUNDED LOAN COMMITMENTS

As of June 30, 2005, the Fund had unfunded loan commitments of $1,745,269, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                                 UNFUNDED
BORROWER                                                        COMMITMENTS
---------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.                                     $  485,000
---------------------------------------------------------------------------
Celanese A.G. (Germany)                                            192,884
---------------------------------------------------------------------------
Federal-Mogul Corp.                                                 60,844
---------------------------------------------------------------------------
Isle of Capri Casino, Inc.                                         502,187
---------------------------------------------------------------------------
Las Vegas Sands, Inc. (Venetian Casino Resort, LLC)                344,017
---------------------------------------------------------------------------
Warner Chilcott PLC (United Kingdom)                               160,337
===========================================================================
                                                                $1,745,269
___________________________________________________________________________
===========================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                                $   453,428
-----------------------------------------------------------------------------
December 31, 2009                                                 10,188,057
-----------------------------------------------------------------------------
December 31, 2010                                                 21,273,718
-----------------------------------------------------------------------------
December 31, 2011                                                 10,298,295
-----------------------------------------------------------------------------
December 31, 2012                                                  2,745,717
=============================================================================
Total capital loss carryforward                                  $44,959,215
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $69,102,201 and $87,187,120, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 1,585,336
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,647,674)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(4,062,338)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $251,687,318.

NOTE 10--SHARE INFORMATION

The Fund currently offers two different classes of shares: Class B shares and Class C shares. Both classes are sold at net asset value with no front-end sales charge. Each class imposes an EWC on certain redemptions.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class B                                                        427,648    $  3,861,539     1,110,006    $  9,865,550
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,194,536      10,757,969     2,034,158      18,066,194
======================================================================================================================
Issued as reinvestment of dividends:
  Class B                                                        260,910       2,355,247       456,936       4,068,921
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         68,103         612,661        72,970         649,066
======================================================================================================================
Reacquired:
  Class B                                                     (2,661,641)    (23,949,025)   (5,710,581)    (50,761,407)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (500,745)     (4,496,760)     (645,752)     (5,742,510)
======================================================================================================================
                                                              (1,211,189)   $(10,858,369)   (2,682,263)   $(23,854,186)
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS B
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                                YEAR ENDED DECEMBER 31,
                                                JUNE 30,           --------------------------------------------------------------
                                                  2005               2004           2003        2002        2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   9.02           $   8.77       $   8.51    $   8.64    $   9.37       $   9.68
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.19               0.30           0.33        0.38        0.60(a)        0.78
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.02)              0.25           0.25       (0.13)      (0.73)         (0.31)
=================================================================================================================================
    Total from investment operations                0.17               0.55           0.58        0.25       (0.13)          0.47
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.19)             (0.29)         (0.32)      (0.38)      (0.60)         (0.78)
=================================================================================================================================
  Returns of capital                                  --              (0.01)            --          --          --             --
=================================================================================================================================
    Total distributions                            (0.19)             (0.30)         (0.32)      (0.38)      (0.60)         (0.78)
=================================================================================================================================
Net asset value, end of period                  $   9.00           $   9.02       $   8.77    $   8.51    $   8.64       $   9.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     1.95%              6.36%          6.94%       2.88%      (1.49)%         5.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $172,646           $190,814       $221,964    $266,260    $357,841       $458,359
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                      2.00%(c)(d)        1.65%(d)       1.48%       1.49%       1.38%          1.50%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                      1.50%(c)(e)        1.50%(e)       1.48%       1.49%       1.38%          1.50%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            4.41%(c)           3.31%          3.80%       4.40%       6.66%          8.18%
=================================================================================================================================
Ratio of interest expense to average net
  assets(f)                                         0.50%(c)           0.15%            --          --          --             --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                            27%                82%            72%         56%         38%            39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $183,982,907.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (including interest expense) prior to fee waivers and/or expense reimbursements was 2.11% (annualized) and 1.69% for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (excluding interest expense) prior to fee waivers and/or expense reimbursements was 1.61% (annualized) and 1.54% for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g)  Not annualized for periods less than one year.

                                                                                  CLASS C
                                          ---------------------------------------------------------------------------------------
                                                                                                                    APRIL 3, 2000
                                                                                                                     (DATE SALES
                                          SIX MONTHS                                                                 COMMENCED)
                                            ENDED                         YEAR ENDED DECEMBER 31,                        TO
                                           JUNE 30,           -----------------------------------------------       DECEMBER 31,
                                             2005               2004           2003        2002        2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   8.99           $   8.75       $   8.49    $   8.62    $   9.35         $   9.63
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.18               0.27           0.31        0.36        0.58(a)          0.58
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  (0.02)              0.25           0.25       (0.14)      (0.73)           (0.28)
=================================================================================================================================
    Total from investment operations           0.16               0.52           0.56        0.22       (0.15)            0.30
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.18)             (0.27)         (0.30)      (0.35)      (0.58)           (0.58)
=================================================================================================================================
  Returns of capital                             --              (0.01)            --          --          --               --
=================================================================================================================================
    Total distributions                       (0.18)             (0.28)         (0.30)      (0.35)      (0.58)           (0.58)
=================================================================================================================================
Net asset value, end of period             $   8.97           $   8.99       $   8.75    $   8.49    $   8.62         $   9.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                1.82%              5.98%          6.68%       2.62%      (1.75)%           3.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $ 41,280           $ 34,518       $ 20,793    $ 20,421    $ 31,274         $ 28,354
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense):
  With fee waivers and/or expense
    reimbursements                             2.25%(c)           1.89%          1.73%       1.74%       1.63%            1.73%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.61%(c)           2.19%          1.98%       1.99%       1.88%            1.98%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense):
  With fee waivers and/or expense
    reimbursements                             1.75%(c)           1.74%          1.73%       1.74%       1.63%            1.73%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.11%(c)           2.04%          1.98%       1.99%       1.88%            1.98%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to
  average net assets                           4.16%(c)           3.07%          3.55%       4.15%       6.40%            8.14%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of interest expense to average net
  assets(e)                                    0.50%(c)           0.15%            --          --          --               --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                       27%                82%            72%         56%         38%              39%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $38,271,331.
(d)  Annualized.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Litigation

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 360 banks, financial services companies, insurance companies, investment banks, mutual funds (including AIM Floating Rate Fund) and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties.

  The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

  Discovery for this case has been stayed and pending motions have not been ruled upon. Thus, it is not possible to predict its outcome at this early stage of the proceedings.

  Enron Corp. v. J.P. Morgan Securities, AIM Floating Rate Fund, et al.; AIM Floating Rate Fund, along with other parties, was named as a defendant in a case filed in the United States Bankruptcy Court for the Southern District of New York on November 6, 2003. Plaintiff is seeking to declare that certain repurchases by Enron Corp. of commercial paper issued by the company from the defendants were preferential transfers that may be avoided in the bankruptcy proceeding so that they may be avoided. The aggregate amount of the repurchases from the Fund during the 90 days prior to the bankruptcy petition was $9,986,667. At this time, Fund management is unable to make an assessment as to the likelihood of loss, and therefore has not recorded a liability in the financial statements for any potential loss. The potential range of loss is currently estimated to be between $0 and approximately $8,475,000.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               SUB-ADVISOR
Prema Mathai-Davis                Senior Vice President (Senior Officer)        INVESCO Senior Secured Management, Inc.
Lewis F. Pennock                                                                1166 Avenue of the Americas
Ruth H. Quigley                   Kevin M. Carome                               New York, NY 10036-2727
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 TRANSFER AGENT
                                                                                AIM Investment Services, Inc.
                                  Sidney M. Dilgren                             P.O. Box 4739
                                  Vice President and Treasurer                  Houston, TX 77210-4739
                                                                                CUSTODIAN
                                  J. Philip Ferguson                            State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
                                                                                Boston, MA 02110-2801

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                    AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(5)          AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                      AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                       AIM Money Market Fund
AIM Dynamics Fund(1)                         AIM International Core Equity Fund(1)       AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund               AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(6)     Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                            Premier U.S.Government Money Portfolio(1)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund                                    SECTOR EQUITY                 TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund(1)       AIM High Income Municipal Fund(8)
AIM Opportunities III Fund                   AIM Energy Fund(1)                          AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund(1)              AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund(1)                    AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund(3)                 AIM Gold & Precious Metals Fund(1)
AIM Small Cap Growth Fund(4)                 AIM Leisure Fund(1)                                 AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund(1)             AIM Multi-Sector Fund(1)
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(7)                     AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Technology Fund(1)                      AIM Growth Allocation Fund(9)
AIM Weingarten Fund                          AIM Utilities Fund(1)                       AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
*Domestic equity and income fund                                                         AIM Moderately Conservative Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================


(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors.
(4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
(6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) As of end of business August 5, 2005, AIM High Income Municipal Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (9) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after Oct. 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $373 billion in assets under management. Data as of June 30, 2005.

AIMinvestments.com                 FLR-SAR-1             A I M Distributors,Inc.


                    [YOUR GOALS. OUR SOLUTIONS.] --Registered Trademark--
=======================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products Management               --Registered Trademark--
                               Plans    Accounts
=======================================================================

ITEM 2.    CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.   EXHIBITS.

 12(a)(1)     Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)     Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Floating Rate Fund

By: /s/ Robert H. Graham
    ------------------------------------------------
        Robert H. Graham
        Principal Executive Officer

Date: September 2, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ------------------------------------------------
        Robert H. Graham
        Principal Executive Officer

Date: September 2, 2005


By: /s/ Sidney M. Dilgren
    ------------------------------------------------
        Sidney M. Dilgren
        Principal Financial Officer

Date: September 2, 2005

                                  EXHIBIT INDEX


12(a)(1)      Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)      Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.